UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2008

                   Date of reporting period: December 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 85.88%

AUSTRALIA: 10.02%
       282,000   AQUARIUS PLATINUM LIMITED (PRIMARY METAL INDUSTRIES)                                               $     3,163,755
       171,000   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          5,977,824
     4,000,000   BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                    8,168,337
     1,680,000   LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                           5,226,751
     2,600,000   MOUNT GIBSON IRON LIMITED (METAL MINING)+                                                                6,320,086
       256,500   NEWCREST MINING LIMITED (METAL MINING)                                                                   7,396,184
     1,946,558   OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                5,864,132
     1,240,000   SINO GOLD MINING LIMITED (COAL MINING)+                                                                  7,475,922
     2,645,000   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    15,122,908

                                                                                                                         64,715,899
                                                                                                                    ----------------
CHINA: 2.22%
       372,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                 FABRICS & SIMILAR MATERIALS)+                                                                              119,271
     4,050,000   CHINA SPORTS INTERNATIONAL LIMITED (BUSINESS SERVICES)+                                                  4,939,053
     5,950,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                          4,223,898
       125,550   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)+                                          2,973,024
    10,068,000   TIANNENG POWER INTERNATIONAL LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  2,106,223

                                                                                                                         14,361,469
                                                                                                                    ----------------
HONG KONG: 13.21%
     8,802,000   ASIA FINANCIAL HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                    4,767,999
     1,165,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 3,230,225
     1,800,000   CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                       5,604,167
     4,398,000   CHINA GREEN HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                                     4,668,514
     6,656,000   FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   5,135,685
     1,300,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                         2,890,972
    14,650,000   GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                      4,380,398
     7,200,000   GUANGSHEN RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                              5,155,452
     5,319,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             8,849,139
     2,500,000   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                 7,928,674
     6,844,018   QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   3,757,035
     1,040,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                4,477,123
     1,970,000   STELLA INTERNATIONAL (BUSINESS SERVICES)                                                                 4,387,569
       755,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               10,345,855
     2,348,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                 2,764,508
     1,954,000   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                        6,997,549

                                                                                                                         85,340,864
                                                                                                                    ----------------
INDIA: 4.23%
       142,000   DLF LIMITED (REAL ESTATE)                                                                                3,833,258
        18,625   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                   764,941
     2,152,000   INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       8,651,038
        77,400   INFOSYS TECHNOLOGIES LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                       3,452,284
       737,500   JYOTI STRUCTURES LIMITED (ENGINEERING CONSTRUCTION)                                                      5,152,247
       831,653   MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               5,486,327

                                                                                                                         27,340,095
                                                                                                                    ----------------
JAPAN: 8.61%
       880,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 6,537,829
         1,175   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                     12,751,766
       783,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 5,486,487
       280,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               7,578,112
     1,526,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             6,484,488
       212,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 4,427,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
       186,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         $     3,116,404
        69,500   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      4,060,249
       660,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    5,136,909

                                                                                                                         55,579,364
                                                                                                                    ----------------
MALAYSIA: 5.65%
     6,620,900   AL-HADHARAH BOUSTEAD REITS (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       2,810,501
     1,030,000   BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                             3,391,172
       800,000   BURSA MALAYSIA BERHAD (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      3,423,158
     5,000,000   DNP HOLDINGS BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                 2,818,790
     6,786,000   EASTERN AND ORIENTAL BERHAD (REAL ESTATE)                                                                5,456,945
     4,600,000   EKOVEST BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          2,804,021
     2,020,000   GAMUDA BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           2,925,261
     1,825,000   IJM CORPORATION BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  4,712,934
     1,400,000   SIME DARBY BHD (HOLDING & OTHER INVESTMENT OFFICES)+                                                     5,037,799
     1,590,000   TOP GLOVE CORPORATION BHD (HOLDING & OTHER INVESTMENT OFFICES)                                           3,102,564

                                                                                                                         36,483,145
                                                                                                                    ----------------
MORROCO AND ANTILLES: 0.85%
     5,190,000   ASTRO ALL ASIA NETWORKS PLC (COMMUNICATIONS)                                                             5,479,286
                                                                                                                    ----------------
NEW ZEALAND: 1.62%
       848,000   CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)+                                                    2,995,877
     1,300,000   INFRATIL LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    2,793,665
     2,625,000   TOWER LIMITED (BUSINESS SERVICES)                                                                        4,687,547

                                                                                                                         10,477,089
                                                                                                                    ----------------
PHILIPPINES: 2.33%
    55,100,000   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             7,363,993
    32,337,500   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                  5,030,997
    18,625,000   VISTA LAND & LIFESCAPES INCORPORATED (DEPOSITORY INSTITUTIONS)+                                          2,675,901

                                                                                                                         15,070,891
                                                                                                                    ----------------
SINGAPORE: 20.73%
     5,700,000   ADVANCE SCT LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      3,763,687
     2,907,000   ASL MARINE HOLDINGS LIMITED (TRANSPORTATION EQUIPMENT)                                                   2,875,049
     5,282,000   BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        7,463,026
     1,025,000   CAPITALAND LIMITED (REAL ESTATE)                                                                         4,409,963
     4,200,000   CDL HOSPITALITY TRUSTS (REAL ESTATE)                                                                     6,810,235
     4,250,000   CHINA ENERGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                           3,599,121
       495,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     7,025,525
     4,575,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                       18,534,291
     4,579,000   G.K. GOH HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  3,458,844
     1,600,000   HONGKONG LAND HOLDINGS LIMITED (REAL ESTATE)                                                             7,904,000
     1,000,000   HOTEL PROPERTIES LIMITED (REAL ESTATE)                                                                   2,806,687
     5,590,000   INDOFOOD AGRI RESOURCES LIMITED (EATING & DRINKING PLACES)+                                              9,290,487
     1,319,072   JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                            20,709,430
     2,980,000   KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   4,649,543
       449,000   KS ENERGY SERVICES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        993,687
     6,150,000   LIAN BENG GROUP LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 3,215,893
     2,080,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                               5,652,518
     3,134,800   RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                             6,578,160
     3,619,000   RICKMERS MARITIME (BUSINESS SERVICES)                                                                    2,881,141
       535,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     6,427,069

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SINGAPORE (continued)
       525,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                     $     4,809,282

                                                                                                                        133,857,638
                                                                                                                    ----------------
SOUTH KOREA: 7.59%
        58,400   CJ HOME SHOPPING (MISCELLANEOUS RETAIL)                                                                  3,246,370
        27,500   DAELIM INDUSTRIAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                      5,199,821
        60,700   HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   9,177,187
        73,000   HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             7,057,004
       200,500   KANGWON LAND INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                              5,228,028
        16,500   MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                 EXCHANGES & SERVICES)                                                                                    2,981,574
        70,600   S-OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                              5,929,166
        10,300   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   6,061,528
       186,107   WOONGJIN THINKBIG COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             4,111,355

                                                                                                                         48,992,033
                                                                                                                    ----------------

TAIWAN: 3.84%
     1,299,490   ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                               3,866,756
     2,089,000   BANK OF KAOHSIUNG (DEPOSITORY INSTITUTIONS)                                                              1,001,046
       189,000   CIPHERLAB COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         486,552
     6,435,000   EVERGREEN MARINE CORPORATION TAIWAN LIMITED (WATER TRANSPORTATION)                                       5,784,787
     3,324,000   LES ENPHANTS COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                       2,354,375
     6,925,000   POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           6,451,013
     1,700,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                      3,223,179
       162,500   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                  1,618,500

                                                                                                                         24,786,208
                                                                                                                    ----------------
THAILAND: 2.56%
       900,000   BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)                            3,178,590
     9,000,000   MAJOR CINEPLEX GROUP PCL FOREIGN REGISTERED (BUSINESS SERVICES)                                          5,076,444
     8,773,000   MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                 LODGE PLACES)                                                                                            4,740,050
       510,000   SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                                     3,520,061

                                                                                                                         16,515,145
                                                                                                                    ----------------
UNITED KINGDOM: 1.21%
     5,000,000   ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                          5,212,500
     1,975,000   GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         2,636,999
     1,921,582   MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(A)                                                                   0

                                                                                                                          7,849,499
                                                                                                                    ----------------
VIETNAM: 1.21%
       400,000   INDOCHINA CAPITAL VIETNAM HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                 EXCHANGES & SERVICES)+                                                                                   3,706,000
     2,915,000   VINALAND LIMITED (REAL ESTATE)+                                                                          4,095,573

TOTAL COMMON STOCKS (COST $504,265,618)                                                                                 554,650,198
                                                                                                                    ----------------
COLLATERAL FOR SECURITIES LENDING: 3.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.10%
    20,040,095   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        20,040,095
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,040,095)                                                               20,040,095
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS: 9.10%
    58,775,120   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $    58,775,120
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $58,775,120)                                                                          58,775,120
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $583,080,833)*                                     98.08%                                                     $   633,465,413

OTHER ASSETS AND LIABILITIES, NET                         1.92                                                           12,374,497
                                                       -------                                                      ----------------

TOTAL NET ASSETS                                        100.00%                                                     $   645,839,910
                                                       -------                                                      ----------------

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $58,775,120.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.46%

AUSTRALIA: 7.19%
       116,905   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                             $       752,068
        33,053   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     914,463
        29,800   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           865,177
        17,111   RIO TINTO LIMITED (METAL MINING)                                                                         1,990,578
        36,529   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      448,877
        15,147   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          663,920

                                                                                                                          5,635,083
                                                                                                                    ----------------

BELGIUM: 1.03%
         9,200   DELHAIZE GROUP (FOOD STORES)                                                                               807,651
                                                                                                                    ----------------

FINLAND: 2.89%
        17,900   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             804,078
        37,900   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,456,018

                                                                                                                          2,260,096
                                                                                                                    ----------------

FRANCE: 14.54%
         4,300   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            923,611
        11,488   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      892,077
         7,200   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     598,271
         9,572   CARREFOUR SA (FOOD STORES)                                                                                 745,017
         8,603   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  983,568
         6,984   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    844,012
            62   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,241
         5,788   PPR SA (APPAREL & ACCESSORY STORES)                                                                        929,723
        19,708   PUBLICIS GROUPE (COMMUNICATIONS)                                                                           771,039
         9,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            887,942
         9,659   TECHNIP SA (OIL & GAS EXTRACTION)                                                                          768,290
        18,316   TOTAL SA (OIL & GAS EXTRACTION)                                                                          1,516,573
         2,100   VALLOUREC (STEEL PRODUCERS, PRODUCTS)                                                                      567,971
        20,830   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      956,370

                                                                                                                         11,385,705
                                                                                                                    ----------------

GERMANY: 8.64%
         4,400   ALLIANZ SE (INSURANCE CARRIERS)                                                                            947,935
        18,800   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                   449,470
         2,255   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  295,069
         9,100   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              881,972
         6,200   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 809,566
        19,289   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                       424,540
         5,100   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,084,225
        15,451   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          538,658
         6,100   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                             969,915
        13,058   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)+                                                                  368,256

                                                                                                                          6,769,606
                                                                                                                    ----------------

GREECE: 1.27%
        27,552   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    997,733
                                                                                                                    ----------------

HONG KONG: 6.48%
        96,000   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                        650,479
        46,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 840,395
        47,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          818,482
       632,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                           355,427
       211,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 942,759
        43,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              903,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
        95,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                    $       567,844

                                                                                                                          5,078,539
                                                                                                                    ----------------

IRELAND: 0.52%
       254,000   CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS)(A)                                                                                                        0
        51,240   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 404,714

                                                                                                                            404,714
                                                                                                                    ----------------

ITALY: 2.00%
        25,400   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          927,008
        77,300   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          635,824

                                                                                                                          1,562,832
                                                                                                                    ----------------

JAPAN: 18.45%
        51,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         355,338
            77   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     633,366
         8,900   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 862,838
        68,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   454,884
        25,100   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                                 745,093
            70   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                        759,680
        57,200   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        770,515
        24,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              721,511
        38,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               1,028,458
        57,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      537,506
        45,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               970,490
        13,900   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 798,202
        52,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             845,886
        46,200   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 774,074
        14,400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 471,101
        69,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     737,497
        14,800   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           920,430
       138,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                                  631,067
        19,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                1,059,848
        15,500   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    370,955

                                                                                                                         14,448,739
                                                                                                                    ----------------

NETHERLANDS: 3.15%
        20,355   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         642,686
        21,000   ING GROEP NV (FINANCIAL SERVICES)                                                                          818,274
         3,697   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            144,484
        26,300   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               865,151

                                                                                                                          2,470,595
                                                                                                                    ----------------

RUSSIA: 1.75%
        10,135   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          874,651
        48,803   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                    497,791

                                                                                                                          1,372,442
                                                                                                                    ----------------

SINGAPORE: 0.62%
       113,000   CAPITALAND LIMITED (REAL ESTATE)                                                                           486,172
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SPAIN: 2.57%
        18,768   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         $       508,984
        46,400   TELEFONICA SA (COMMUNICATIONS)                                                                           1,504,118

                                                                                                                          2,013,102
                                                                                                                    ----------------

SWEDEN: 1.03%
        20,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         379,913
       181,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                   423,645

                                                                                                                            803,558
                                                                                                                    ----------------

SWITZERLAND: 7.72%
        20,100   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,209,931
         8,700   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            927,425
        17,000   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  929,685
        11,220   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                              609,358
         8,463   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          1,462,963
         3,100   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          909,808

                                                                                                                          6,049,170
                                                                                                                    ----------------

TAIWAN: 0.60%
        47,033   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                    468,449
                                                                                                                    ----------------

UNITED KINGDOM: 17.01%
        58,500   AVIVA PLC (INSURANCE CARRIERS)                                                                             779,656
        86,000   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    853,456
        65,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     656,456
        65,316   BP PLC (OIL & GAS EXTRACTION)                                                                              798,178
        71,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              873,357
        37,200   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                       451,839
        28,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          731,421
        19,000   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                      957,410
        12,231   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                          456,549
       510,400   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           1,325,705
        56,338   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 934,349
         9,322   RIO TINTO PLC (METAL MINING)                                                                               981,070
        67,227   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                 729,684
        22,200   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       937,172
        20,760   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 416,501
       323,260   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      1,213,492
        15,233   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           223,982

                                                                                                                         13,320,277
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $64,770,374)                                                                                   76,334,463
                                                                                                                    ----------------

COLLATERAL FOR SECURITIES LENDING: 4.20%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.20%
     3,290,628   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         3,290,628
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,290,628)                                                                 3,290,628
                                                                                                                    ----------------

SHORT-TERM INVESTMENTS: 2.48%
     1,938,965   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             1,938,965
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,938,965)                                                                            1,938,965
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $69,999,967)*                                                     104.14%                                     $    81,564,056

OTHER ASSETS AND LIABILITIES, NET                                        (4.14)                                          (3,243,375)
                                                                        ------                                      ----------------

TOTAL NET ASSETS                                                        100.00%                                     $    78,320,681
                                                                        ------                                      ----------------

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,938,965.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 83.87%

AUSTRALIA: 2.25%
     985,000   SINO GOLD MINING LIMITED (COAL MINING)+                                                                $   5,938,535
                                                                                                                      --------------
BERMUDA: 1.63%
      31,900   CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                                2,433,970
   4,400,000   XIWANG SUGAR HOLDINGS COMPANY LIMITED (AGRICULTURAL SERVICES)                                              1,870,976

                                                                                                                          4,304,946
                                                                                                                      --------------
BRAZIL: 9.32%
     345,900   ANHANGERA EDUCACIONAL PARTICIPACOES SA (EDUCATIONAL SERVICES)+                                             7,384,382
      80,400   BRASIL TELECOM PARTICIPACOES SA ADR (COMMUNICATIONS)<<                                                     5,996,232
     275,000   COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)<<                             5,076,500
      53,100   PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                               6,119,244

                                                                                                                         24,576,358
                                                                                                                      --------------
CHINA: 2.30%
   8,545,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                            6,066,085
                                                                                                                      --------------
HONG KONG: 7.52%
   3,600,000   BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                          5,385,744
   4,800,000   CHINA AOYUAN PROPERTY GROUP (VENTURE CAPITAL)+                                                             2,554,698
  18,270,000   GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                        5,462,790
     570,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  2,453,808
   3,372,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                   3,970,154

                                                                                                                         19,827,194
                                                                                                                      --------------
INDIA: 3.58%
       2,487   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                     102,143
     119,500   INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)<<                                                     5,420,520
     593,347   MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 3,914,247

                                                                                                                          9,436,910
                                                                                                                      --------------
MEXICO: 4.42%
   1,255,000   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)+                                                                                       8,277,897
     160,456   INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                            3,379,716

                                                                                                                         11,657,613
                                                                                                                      --------------
NORWAY: 1.05%
     310,400   COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                                2,772,526
                                                                                                                      --------------
RUSSIA: 18.13%
     113,700   EVRAZ GROUP SA GDR (METAL MINING)                                                                          8,811,750
     279,000   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                        15,707,700
      40,600   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          3,503,780
     250,000   NOVOROSSIYSK COMMERCIAL SEA PORT (BUSINESS SERVICES)+<<++                                                  5,000,000
     239,000   PIK GROUP GDR (REAL ESTATE)+                                                                               7,289,500
     179,400   SISTEMA JSFC (INSURANCE AGENTS, BROKERS & SERVICE)                                                         7,489,950

                                                                                                                         47,802,680
                                                                                                                      --------------
SAUDI ARABIA: 4.87%
     205,000   IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                            7,123,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
SAUDI ARABIA (continued)
     897,000   PRETORIA PORTLAND CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      $   5,732,219

                                                                                                                         12,855,419
                                                                                                                      --------------
SOUTH AFRICA: 3.67%
     360,000   MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                     5,342,274
     295,000   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                      4,322,483

                                                                                                                          9,664,757
                                                                                                                      --------------
SOUTH KOREA: 11.62%
      60,000   HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                      7,561,596
      56,000   HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               5,413,592
     203,850   KANGWON LAND INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                                5,315,379
      30,300   MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
               SERVICES)                                                                                                  5,475,254
      11,670   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                 6,867,770

                                                                                                                         30,633,591
                                                                                                                      --------------
TAIWAN: 11.17%
   3,330,000   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                 6,454,787
   1,589,541   ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                        4,729,830
   7,856,740   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
               SERVICES)                                                                                                  5,068,979
   1,097,216   HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                                                 6,762,673
   6,900,000   POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                                 6,427,724

                                                                                                                         29,443,993
                                                                                                                      --------------
TURKEY: 2.34%
     987,000   TURKIYE IS BANKASI (DEPOSITORY INSTITUTIONS)                                                               6,165,327
                                                                                                                      --------------

TOTAL COMMON STOCKS (COST $193,249,463)                                                                                 221,145,934
                                                                                                                      --------------
PREFERRED STOCKS: 2.51%
     232,600   COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                      6,631,712

TOTAL PREFERRED STOCKS (COST $4,646,307)                                                                                  6,631,712
                                                                                                                      --------------
COLLATERAL FOR SECURITIES LENDING: 10.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.84%
   4,844,341   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                           4,844,341
                                                                                                                      --------------
PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.75%
$    141,537   BANCO SANTANDER TOTTA LOAN+/-++                                             5.04%        10/15/2008          141,323
     141,537   BANK OF IRELAND+/-++                                                        4.86         10/14/2008          141,381
     509,533   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $509,665)                                                             4.65         01/02/2008          509,533
     283,074   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $283,146)                   4.55         01/02/2008          283,074
   1,500,292   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $1,500,675)                             4.60         01/02/2008        1,500,292
     113,230   BNP PARIBAS+/-                                                              4.84         11/07/2008          113,035
     283,074   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $283,146)                                                   4.58         01/02/2008          283,074
     141,537   CAFCO LLC                                                                   5.41         01/09/2008          141,401
     396,304   CHARIOT FUNDING LLC++                                                       5.61         01/16/2008          395,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$    367,996   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             4.61%        02/25/2008    $     331,196
     283,074   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             4.67         05/19/2008          254,767
   2,147,935   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,148,486)                                                 4.62         01/02/2008        2,147,935
      28,307   COMERICA BANK+/-                                                            5.24         02/08/2008           28,290
   1,612,969   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,613,381)                                  4.60         01/02/2008        1,612,969
     141,537   CULLINAN FINANCE CORPORATION+/-++                                           4.57         02/12/2008          141,384
     424,611   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008          422,293
     339,689   CULLINAN FINANCE CORPORATION+/-++                                           4.85         02/25/2008          339,689
   1,273,833   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,274,157)                                                 4.58         01/02/2008        1,273,833
     566,148   FIVE FINANCE INCORPORATED+/-++                                              5.18         07/09/2008          562,162
     345,350   GALLEON CAPITAL LLC++                                                       4.60         01/02/2008          345,350
     396,304   GOVCO LLC++                                                                 4.41         01/25/2008          395,150
     237,782   GOVCO LLC                                                                   5.30         01/03/2008          237,754
      84,922   GRAMPIAN FUNDING LIMITED                                                    5.11         01/03/2008           84,912
   1,103,988   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,104,268)                                                 4.57         01/02/2008        1,103,988
      56,615   HARRIER FINANCE FUNDING LLC+/-                                              4.88         04/25/2008           56,615
     141,537   HARRIER FINANCE FUNDING LLC+/-++                                            5.20         01/11/2008          141,511
     367,996   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008          367,996
     141,537   INTESA BANK (IRELAND) PLC+/-++                                              4.88         10/24/2008          141,360
   3,000,584   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,001,354)                                                 4.62         01/02/2008        3,000,584
      45,292   JUPITER SECURITIZATION CORPORATION                                          5.41         01/17/2008           45,203
     325,535   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008          325,480
      56,615   KESTREL FUNDING US LLC+/-                                                   4.88         04/25/2008           56,615
     283,074   LINKS FINANCE LLC+/-++                                                      4.57         08/15/2008          279,830
     418,949   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008          419,285
      26,184   MORGAN STANLEY+/-                                                           5.15         10/15/2008           26,184
   2,507,032   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,507,670)                                                 4.58         01/02/2008        2,507,032
     283,074   NORTHERN ROCK PLC+/-++                                                      5.27         10/03/2008          280,368
      22,901   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008           22,901
     203,813   SEDNA FINANCE INCORPORATED+/-++                                             5.21         04/10/2008          203,165
      45,292   SHEFFIELD RECEIVABLES CORPORATION++                                         5.85         01/04/2008           45,280
     144,368   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.10         04/11/2008          144,368
     110,399   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.82         02/29/2008          110,317
     141,537   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.22         02/04/2008          141,475
     113,230   SLM CORPORATION+/-++                                                        5.23         05/12/2008          112,560
     283,074   STANFIELD VICTORIA FUNDING LLC+/-++(k)(a)(i)                                4.88         02/15/2008          281,228
     175,506   STANFIELD VICTORIA FUNDING LLC+/-++(k)(a)(i)                                5.23         04/03/2008          173,788
      60,810   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008           60,683
      32,729   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008           32,728
     141,537   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       5.05         10/14/2008          141,390
     141,537   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008          141,412
     362,335   VERSAILLES CDS LLC++                                                        6.15         01/04/2008          362,237
     243,444   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          4.57         07/28/2008          237,664
     141,537   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          4.60         08/07/2008          141,537
     283,074   WHITE PINE FINANCE LLC+/-++(k)                                              4.98         02/22/2008          282,295

                                                                                                                         23,073,454
                                                                                                                      --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,980,535)                                                               27,917,795
                                                                                                                      --------------

SHARES

SHORT-TERM INVESTMENTS: 12.93%
  34,081,827   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              34,081,827

TOTAL SHORT-TERM INVESTMENTS (COST $34,081,827)                                                                          34,081,827
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $259,958,132)*                                     109.90%                                                      $ 289,777,268

OTHER ASSETS AND LIABILITIES, NET                         (9.90)                                                        (26,092,480)
                                                         ------                                                       --------------

TOTAL NET ASSETS                                         100.00%                                                      $ 263,684,788
                                                         ------                                                       --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

(k) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $34,081,827.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 95.39%

AUSTRALIA: 6.61%
        14,843   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                             $        95,487
         4,786   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     132,412
         4,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           116,131
         1,869   RIO TINTO LIMITED (METAL MINING)                                                                           217,427
         4,604   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       56,575
         1,845   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           80,870

                                                                                                                            698,902
                                                                                                                    ----------------
BELGIUM: 1.40%
         1,000   BELGACOM SA (COMMUNICATIONS)                                                                                49,269
         1,130   DELHAIZE GROUP (FOOD STORES)                                                                                99,201

                                                                                                                            148,470
                                                                                                                    ----------------
FINLAND: 2.42%
         2,200   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              98,825
         4,100   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                157,511

                                                                                                                            256,336
                                                                                                                    ----------------
FRANCE: 14.49%
           650   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            139,616
         1,506   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      116,945
            19   ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                       1,254
           900   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      74,784
         1,049   CARREFOUR SA (FOOD STORES)                                                                                  81,647
         1,179   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  134,793
           745   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     90,033
           771   PPR SA (APPAREL & ACCESSORY STORES)                                                                        123,845
         2,550   PUBLICIS GROUPE (COMMUNICATIONS)                                                                            99,764
         1,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            119,003
         1,055   TECHNIP SA (OIL & GAS EXTRACTION)                                                                           83,916
         2,120   TOTAL SA (OIL & GAS EXTRACTION)                                                                            175,537
           794   TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                         65,584
           300   VALLOUREC (STEEL PRODUCERS, PRODUCTS)                                                                       81,139
         3,165   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      145,315

                                                                                                                          1,533,175
                                                                                                                    ----------------
GERMANY: 8.34%
           500   ALLIANZ SE (INSURANCE CARRIERS)                                                                            107,720
         2,100   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    50,207
           300   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   39,255
         1,200   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              116,304
           800   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 104,460
         2,548   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        56,080
           800   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                170,075
         1,822   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           63,519
           800   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                             127,202
         1,703   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)+                                                                   48,027

                                                                                                                            882,849
                                                                                                                    ----------------
GREECE: 1.02%
         2,981   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    107,950
                                                                                                                    ----------------
HONG KONG: 6.34%
        13,000   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         88,086

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
         6,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                         $       109,617
         6,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          104,487
        52,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                            29,244
        29,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 129,574
         6,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              126,021
        14,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             83,682

                                                                                                                            670,711
                                                                                                                    ----------------
IRELAND: 0.49%
         6,540   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  51,656
                                                                                                                    ----------------
ITALY: 2.00%
         3,400   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          124,088
        10,600   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           87,189

                                                                                                                            211,277
                                                                                                                    ----------------
JAPAN: 18.87%
         9,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          62,707
            12   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      98,706
         1,200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            116,338
         8,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    53,516
         3,400   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                                 100,929
             9   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         97,673
         7,600   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        102,376
         3,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               90,189
         4,900   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 132,617
         8,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       75,439
         6,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               129,399
         1,800   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 103,364
         8,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             130,136
         6,100   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 102,205
         2,500   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  81,788
        11,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     117,572
         2,100   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           130,602
        18,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                  82,313
         2,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  138,473
         2,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     50,258

                                                                                                                          1,996,600
                                                                                                                    ----------------
NETHERLANDS: 4.17%
         2,586   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          81,650
         2,835   ING GROEP NV (FINANCIAL SERVICES)                                                                          110,467
         4,300   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 78,340
           476   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             18,603
           400   ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                 33,680
         3,600   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               118,424

                                                                                                                            441,164
                                                                                                                    ----------------
RUSSIA: 1.63%
         1,248   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          107,702
         6,306   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                     64,321

                                                                                                                            172,023
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SINGAPORE: 1.11%
        14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                   $        60,234
         5,000   GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                         57,546

                                                                                                                            117,780
                                                                                                                    ----------------
SPAIN: 2.29%
         1,774   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  48,110
         6,000   TELEFONICA SA (COMMUNICATIONS)                                                                             194,498

                                                                                                                            242,608
                                                                                                                    ----------------
SWEDEN: 1.20%
         3,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          61,759
        27,700   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    64,834

                                                                                                                            126,593
                                                                                                                    ----------------
SWITZERLAND: 6.30%
         2,700   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   162,528
           900   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             95,941
           700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   38,281
         2,100   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                              114,051
           956   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            165,260
           310   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           90,981

                                                                                                                            667,042
                                                                                                                    ----------------
TAIWAN: 0.57%
         6,029   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                     60,049
                                                                                                                    ----------------
UNITED KINGDOM: 16.14%
         7,220   AVIVA PLC (INSURANCE CARRIERS)                                                                              96,224
        12,646   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    125,498
         7,880   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      79,583
         1,110   BHP BILLITON PLC (COAL MINING)                                                                              33,848
         8,527   BP PLC (OIL & GAS EXTRACTION)                                                                              104,202
         9,380   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              115,382
         5,000   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                        60,731
         5,859   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          148,799
           960   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                       48,374
         1,621   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           60,507
        42,600   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             110,649
         7,328   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 121,533
         1,211   RIO TINTO PLC (METAL MINING)                                                                               127,449
         9,208   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  99,944
         2,540   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       107,226
         3,360   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  67,411
        41,273   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        154,936
         3,041   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            44,705

                                                                                                                          1,707,001
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $8,625,296)                                                                                    10,092,186
                                                                                                                    ----------------
COLLATERAL FOR SECURITIES LENDING: 3.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.21%
       339,374   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                           339,374
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $339,374)                                                                     339,374
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS: 3.89%
       411,452   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $       411,452
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $411,452)                                                                                411,452
                                                                                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,376,122)*                                            102.49%                                               $    10,843,012

OTHER ASSETS AND LIABILITIES, NET                              (2.49)                                                      (263,751)
                                                              ------                                                ----------------

TOTAL NET ASSETS                                              100.00%                                               $    10,579,261
                                                              ------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $411,452.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.37%

AUSTRALIA: 4.52%
       411,208   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                             $     2,645,365
       103,878   BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                  145,096
       264,200   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         2,217,770
       264,000   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,407,858
        44,000   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 2,268,586
       192,000   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               519,907
       121,200   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                650,024
       112,862   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   3,122,505
       397,900   PERILYA LIMITED (METAL MINING)                                                                             907,424
       574,900   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                   2,731,545
        96,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         2,787,146
        59,805   RIO TINTO LIMITED (METAL MINING)                                                                         6,957,310
       286,204   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    3,516,942
       340,800   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             1,396,639
        57,758   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        2,531,635

                                                                                                                         33,805,752
                                                                                                                    ----------------
AUSTRIA: 0.23%
        23,700   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  1,698,549
                                                                                                                    ----------------
BELGIUM: 0.78%
        38,817   DELHAIZE GROUP (FOOD STORES)                                                                             3,407,675
        10,400   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         261,115
        79,400   FORTIS (DEPOSITORY INSTITUTIONS)                                                                         2,078,592
           259   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          64,181

                                                                                                                          5,811,563
                                                                                                                    ----------------
BRAZIL: 0.13%
       173,090   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                 946,802
                                                                                                                    ----------------
CANADA: 0.47%
        54,924   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                               3,550,287
                                                                                                                    ----------------
CHINA: 0.69%
     1,638,500   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                     1,372,137
       186,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  950,733
     1,812,900   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         2,687,532
        26,000   CHINA RAILWAY GROUP LIMITED CLASS H (RAILROAD TRANSPORTATION)+                                              35,812
       109,400   SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            90,374

                                                                                                                          5,136,588
                                                                                                                    ----------------
DENMARK: 0.42%
        29,700   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,160,900
        72,500   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                            1,948,186

                                                                                                                          3,109,086
                                                                                                                    ----------------
FINLAND: 2.05%
        22,400   ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                       132,954
       203,090   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           9,122,921
        95,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                         3,676,541
                 EQUIPMENT)
        27,100   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                               1,158,289
        55,600   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,243,661

                                                                                                                         15,334,366
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FRANCE: 12.62%
        30,125   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    $     6,470,645
        34,562   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                    2,683,842
           910   ARKEMA (OIL & GAS EXTRACTION)+                                                                              59,769
        48,500   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 5,262,255
        82,376   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   6,844,881
        62,919   CARREFOUR SA (FOOD STORES)                                                                               4,897,169
        26,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,506,739
        38,249   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                4,372,951
        33,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             1,143,661
        44,760   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                5,331,472
        39,267   FRANCE TELECOM SA (COMMUNICATIONS)                                                                       1,408,538
        62,034   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  7,496,768
        16,900   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              1,280,597
        19,383   PPR SA (APPAREL & ACCESSORY STORES)                                                                      3,113,479
        66,859   PUBLICIS GROUPE (COMMUNICATIONS)                                                                         2,615,735
        14,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                   1,034,043
        14,500   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    2,056,428
        70,400   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          6,444,445
        10,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               1,533,070
        74,143   TECHNIP SA (OIL & GAS EXTRACTION)                                                                        5,897,435
       100,600   TOTAL SA (OIL & GAS EXTRACTION)                                                                          8,329,726
        26,899   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,106,075
         7,800   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                 2,109,773
        71,782   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 5,308,697
       110,455   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    5,071,330

                                                                                                                         94,379,523
                                                                                                                    ----------------
GERMANY: 11.83%
        27,622   ALLIANZ SE (INSURANCE CARRIERS)                                                                          5,950,876
        65,600   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                 1,568,362
        39,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    5,827,887
        72,895   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               6,666,294
        24,700   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,532,504
         7,668   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                1,003,366
       116,025   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           11,245,147
        45,500   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               5,941,168
        66,800   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                            1,780,654
       273,178   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     6,012,490
        11,900   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              2,529,859
        37,299   FRAPORT AG (TRANSPORTATION SERVICES)                                                                     2,937,133
        54,201   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                        1,889,572
        34,200   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,142,153
        16,858   IVG IMMOBILIEN AG (REAL ESTATE)                                                                            576,228
        32,856   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             4,353,499
        13,300   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       2,582,978
        23,480   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               3,292,142
        36,145   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           5,747,146
        44,829   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)+                                                                1,264,248
        74,400   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               4,187,611
        28,200   TUI AG (TRANSPORTATION BY AIR)                                                                             787,647
        46,691   UNITED INTERNET AG (COMMUNICATIONS)                                                                      1,137,524
        29,434   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                           8,490,345

                                                                                                                         88,446,833
                                                                                                                    ----------------
GREECE: 0.37%
        76,628   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  2,774,909
                                                                                                                    ----------------
HONG KONG: 7.08%
       608,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                            290,887
       832,800   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      5,642,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
       139,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                         $     2,539,455
       298,900   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
                 TRANSPORTATION & WAREHOUSING)                                                                            1,830,089
       158,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        2,751,491
       623,200   CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                      1,856,740
     1,236,100   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                   2,691,223
     2,303,900   CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                     5,226,119
       421,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                             2,327,554
     1,406,800   DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           893,075
     1,264,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                           710,853
       588,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                               2,627,216
       159,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                             909,929
       517,699   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                      5,832,033
       111,600   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             390,713
       558,232   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                 1,770,416
       275,220   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             2,016,336
       324,800   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            6,821,954
       284,758   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                3,902,073
       320,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          1,912,738

                                                                                                                         52,943,803
                                                                                                                    ----------------
INDIA: 0.09%
         9,488   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                685,175
                                                                                                                    ----------------
IRELAND: 0.45%
        36,500   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                           837,021
       174,450   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               1,377,875
        65,300   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,117,152

                                                                                                                          3,332,048
                                                                                                                    ----------------
ITALY: 2.31%
       192,330   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        7,019,351
       130,800   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                      3,366,147
       207,089   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                1,629,702
        58,980   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 1,212,113
       290,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        2,386,192
        61,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                 1,681,691

                                                                                                                         17,295,196
                                                                                                                    ----------------
JAPAN: 15.72%
         9,000   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  181,818
       127,700   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,300,519
        34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        574,712
        58,600   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        757,060
       183,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,207,704
       181,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,261,100
       161,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME                   607,481
                 DEALERS)
       390,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         1,441,592
        98,950   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     2,695,493
       342,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        1,478,269
        11,900   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               484,261
           212   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   1,743,813
        26,100   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 664,504
        39,900   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  1,249,452
        30,300   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          2,937,528
       174,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     805,958

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
       193,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           $     1,291,068
        51,100   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           651,763
        83,600   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                                      2,481,664
        29,400   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     633,747
        61,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   2,041,554
           235   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                      2,550,353
       194,900   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      2,625,408
           840   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            4,966,707
         2,856   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                             2,402,820
        68,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            2,044,280
       102,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                  812,716
       325,400   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 2,280,080
       101,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          2,069,578
       165,700   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,264,238
       120,700   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               3,266,708
        62,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          1,477,147
       642,600   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             2,730,624
       195,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    1,838,836
       172,651   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             3,723,470
        47,500   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                               2,727,669
       156,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           2,537,659
        84,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                 532,778
       183,500   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,483,483
           600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,982,558
       145,200   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            1,584,785
       250,900   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               4,203,794
        49,000   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               1,603,053
         1,800   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 2,963,358
        76,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                        373,388
        33,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 776,933
        11,230   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  1,888,742
        19,400   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               477,665
        72,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,314,456
        43,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,062,819
        31,900   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               1,473,871
        36,800   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        907,489
       160,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              785,510
        17,400   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 370,600
       232,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   2,479,701
        50,600   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         3,146,875
        60,400   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               666,765
       154,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            922,482
       187,900   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       2,628,980
       345,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                               1,577,668
       192,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,265,423
        25,500   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        764,495
        11,800   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  283,420
       155,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,439,833
        96,950   TOKYU LAND CORPORATION (REAL ESTATE)                                                                       829,537
        96,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 941,459
       209,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,400,295
       113,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                6,044,864
       100,200   URBAN CORPORATION (REAL ESTATE)                                                                          1,322,435

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
        53,000   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                            $     1,268,427

                                                                                                                        117,577,294
                                                                                                                    ----------------

LUXEMBOURG: 0.36%
         9,674   RTL GROUP SA (COMMUNICATIONS)                                                                            1,122,722
        40,696   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                      902,421
        15,400   TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    688,842

                                                                                                                          2,713,985
                                                                                                                    ----------------

MEXICO: 0.15%
        46,800   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   1,112,436
                                                                                                                    ----------------

NETHERLANDS: 2.68%
       194,200   AEGON NV (INSURANCE CARRIERS)                                                                            3,425,368
       187,688   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       5,926,039
       158,600   ING GROEP NV (FINANCIAL SERVICES)                                                                        6,179,916
        55,600   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              1,012,955
        12,878   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            503,289
        91,100   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             2,996,778

                                                                                                                         20,044,345
                                                                                                                    ----------------

NORWAY: 2.22%
        74,400   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                     1,029,063
        46,800   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     666,380
       377,702   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                         7,231,803
        32,450   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     1,627,644
       199,500   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                              4,814,776
        40,351   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,244,858

                                                                                                                         16,614,524
                                                                                                                    ----------------

QATAR: 0.11%
        18,677   INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                             790,061
                                                                                                                    ----------------

RUSSIA: 2.61%
        87,000   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       4,898,100
        10,454   GOLDEN TELECOM INCORPORATED (COMMUNICATIONS)+                                                            1,055,331
        85,052   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        7,339,988
         4,400   MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                         1,191,300
         2,900   NOVOROSSIYSK COMMERCIAL SEA PORT (BUSINESS SERVICES)+                                                       58,000
        23,203   RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                        3,016,390
         5,550   URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+++                                                              206,738
       169,564   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                  1,729,553

                                                                                                                         19,495,400
                                                                                                                    ----------------

SINGAPORE: 0.64%
       395,000   CAPITALAND LIMITED (REAL ESTATE)                                                                         1,699,449
       389,791   MOBILONE LIMITED (COMMUNICATIONS)                                                                          512,497
       398,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      1,069,894
        40,350   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                      229,975
       107,333   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,289,418

                                                                                                                          4,801,233
                                                                                                                    ----------------

SOUTH AFRICA: 0.25%
        79,262   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               1,876,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SOUTH KOREA: 0.91%
        45,685   KOOKMIN BANK (FINANCIAL SERVICES)                                                                  $     3,367,625
        14,335   NHN CORPORATION (BUSINESS SERVICES)+                                                                     3,418,276

                                                                                                                          6,785,901
                                                                                                                    ----------------

SPAIN: 3.74%
        61,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,484,995
       210,200   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             4,539,899
        69,192   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                    3,201,556
        55,099   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,494,272
        34,971   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               2,116,096
       104,000   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     3,710,014
       351,251   TELEFONICA SA (COMMUNICATIONS)                                                                          11,386,271

                                                                                                                         27,933,103
                                                                                                                    ----------------

SWEDEN: 1.10%
        11,400   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                 228,612
        40,900   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 678,382
       164,600   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      2,758,516
        68,800   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       1,287,586
       505,500   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 1,183,162
       126,500   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              2,116,620

                                                                                                                          8,252,878
                                                                                                                    ----------------

SWITZERLAND: 7.33%
        26,666   ADECCO SA (BUSINESS SERVICES)                                                                            1,433,430
         9,900   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                   972,883
        16,900   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                  781,454
        15,208   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                           1,039,025
       136,000   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 8,186,595
         3,100   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              1,907,274
        51,266   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          5,464,986
        17,327   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      7,956,390
        67,800   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,707,801
       148,000   PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)                                              208,538
         3,600   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,588,863
        62,456   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         10,796,505
         5,824   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                     1,088,995
           287   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      20,304
         5,600   SWISSCOM AG (COMMUNICATIONS)                                                                             2,185,993
        18,500   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       852,992
         2,900   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             702,186
         6,400   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 1,585,662
        14,800   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        4,343,601

                                                                                                                         54,823,477
                                                                                                                    ----------------

TAIWAN: 0.23%
       176,578   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                  1,758,717
                                                                                                                    ----------------

UNITED KINGDOM: 15.21%
       117,400   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       1,468,663
        38,829   ANGLO AMERICAN PLC (METAL MINING)                                                                        2,356,975
        77,000   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            3,314,301
       258,624   AVIVA PLC (INSURANCE CARRIERS)                                                                           3,446,801
       275,200   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  2,731,059
       582,880   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   5,886,690
        93,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  841,824
       512,267   BP PLC (OIL & GAS EXTRACTION)                                                                            6,260,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
       129,100   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        $       683,132
       298,800   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                         1,358,944
       211,320   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            2,599,405
       569,600   BT GROUP PLC (COMMUNICATIONS)                                                                            3,077,013
        31,637   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         381,452
       374,500   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   1,568,571
       677,500   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       1,339,443
       126,900   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                     1,541,355
       283,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                       1,581,724
       214,680   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        5,452,136
       202,200   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       2,940,199
        74,800   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              1,259,971
        41,641   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,554,342
       924,600   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           2,401,541
       693,729   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           6,532,640
       434,577   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               7,207,334
       348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               648,695
        14,901   OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       670,545
       477,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,590,909
        31,710   RIO TINTO PLC (METAL MINING)                                                                             3,337,238
       327,622   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               3,556,018
       699,200   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            2,042,426
        93,600   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                 826,439
       125,541   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     5,299,709
       138,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     5,752,629
       154,930   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       2,272,413
        90,773   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,821,157
        10,816   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                           394,748
        83,000   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                  739,078
       303,500   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      1,222,345
     2,812,863   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     10,559,265
       695,155   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                              4,441,463
        53,457   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           785,930

                                                                                                                        113,746,553
                                                                                                                    ----------------

USA: 0.07%
         6,400   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                               495,476
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $588,651,990)                                                                                 728,071,877
                                                                                                                    ----------------

COLLATERAL FOR SECURITIES LENDING: 0.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.59%
     4,391,842   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,391,842
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,391,842)                                                                 4,391,842
                                                                                                                    ----------------

SHORT-TERM INVESTMENTS: 2.18%
    16,311,116   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            16,311,116
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,311,116)                                                                          16,311,116
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $609,354,948)*                                                         100.14%                                $   748,774,835

OTHER ASSETS AND LIABILITIES, NET                                             (0.14)                                     (1,057,224)
                                                                             ------                                 ----------------

TOTAL NET ASSETS                                                             100.00%                                $   747,717,611
                                                                             ------                                 ----------------

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,311,116.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.53%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                       17,468,778
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        10,557,790
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                            1,300,651
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             17,635,443
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              17,668,977
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     52,947,427
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                   5,352,978
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         7,977,664
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       7,961,972
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        7,954,312
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        7,950,779
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     5,291,645
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      37,116,377
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                      37,384,070
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            7,062,210
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       5,773,087
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          698,939
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  6,392,095
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         10,694,487

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $237,637,316)                                                   265,189,681
                                                                                                                     ---------------

PRINCIPAL                                                                      INTEREST RATE          MATURITY DATE
SHORT-TERM INVESTMENTS: 0.98%

US TREASURY BILLS: 0.98%

$    325,000   US TREASURY BILL^#                                                  3.15%                05/08/2008          321,286
      40,000   US TREASURY BILL^#                                                  3.16                 05/08/2008           39,543
      40,000   US TREASURY BILL^#                                                  3.47                 05/08/2008           39,543
      50,000   US TREASURY BILL^#                                                  3.69                 05/08/2008           49,429
      30,000   US TREASURY BILL^#                                                  3.85                 02/07/2008           29,911
   1,965,000   US TREASURY BILL^#                                                  3.99                 02/07/2008        1,959,178
     195,000   US TREASURY BILL^#                                                  4.17                 02/07/2008          194,420

                                                                                                                          2,633,310
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,631,263)                                                                            2,633,310
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $240,268,579)                                             99.51%                                               $  267,822,991

OTHER ASSETS AND LIABILITIES, NET                                0.49                                                     1,315,406
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $  269,138,397
                                                               ------                                                ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 57.66%

AMUSEMENT & RECREATION SERVICES: 0.14%
         8,707   HARRAH'S ENTERTAINMENT INCORPORATED<<                                                              $       772,746
        14,641   INTERNATIONAL GAME TECHNOLOGY                                                                              643,179

                                                                                                                          1,415,925
                                                                                                                    ----------------
APPAREL & ACCESSORY STORES: 0.20%
         3,999   ABERCROMBIE & FITCH COMPANY CLASS A                                                                        319,800
        21,621   GAP INCORPORATED                                                                                           460,095
        14,561   KOHL'S CORPORATION+                                                                                        666,894
        14,426   LIMITED BRANDS INCORPORATED<<                                                                              273,084
         8,727   NORDSTROM INCORPORATED                                                                                     320,543

                                                                                                                          2,040,416
                                                                                                                    ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
         3,958   JONES APPAREL GROUP INCORPORATED                                                                            63,288
         4,618   LIZ CLAIBORNE INCORPORATED<<                                                                                93,976
         2,733   POLO RALPH LAUREN CORPORATION                                                                              168,872
         4,086   VF CORPORATION                                                                                             280,545

                                                                                                                            606,681
                                                                                                                    ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
         6,405   AUTONATION INCORPORATED<<+                                                                                 100,302
         2,049   AUTOZONE INCORPORATED+                                                                                     245,696

                                                                                                                            345,998
                                                                                                                    ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
         2,693   RYDER SYSTEM INCORPORATED<<                                                                                126,598
                                                                                                                    ----------------
BIOPHARMACEUTICALS: 0.36%
        17,912   CELGENE CORPORATION+                                                                                       827,714
        12,347   GENZYME CORPORATION+                                                                                       919,111
        43,209   GILEAD SCIENCES INCORPORATED+                                                                            1,988,046
                                                                                                                          3,734,871

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
         5,643   CENTEX CORPORATION<<                                                                                       142,542
        12,868   D.R. HORTON INCORPORATED<<                                                                                 169,472
         3,575   KB HOME<<                                                                                                   77,220
         6,470   LENNAR CORPORATION CLASS A<<                                                                               115,748
         9,865   PULTE HOMES INCORPORATED                                                                                   103,977

                                                                                                                            608,959
                                                                                                                    ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.38%
        78,344   HOME DEPOT INCORPORATED                                                                                  2,110,587
        67,898   LOWE'S COMPANIES INCORPORATED                                                                            1,535,853
         4,840   SHERWIN-WILLIAMS COMPANY                                                                                   280,914

                                                                                                                          3,927,354
                                                                                                                    ----------------
BUSINESS SERVICES: 3.94%
        26,637   ADOBE SYSTEMS INCORPORATED+                                                                              1,138,199
         4,665   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         210,392
         7,713   AKAMAI TECHNOLOGIES INCORPORATED+                                                                          266,870
        10,719   AUTODESK INCORPORATED+                                                                                     533,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
        24,427   AUTOMATIC DATA PROCESSING INCORPORATED                                                             $     1,087,734
         9,090   BMC SOFTWARE INCORPORATED+                                                                                 323,968
        18,191   CA INCORPORATED                                                                                            453,865
         8,806   CITRIX SYSTEMS INCORPORATED+                                                                               334,716
        13,479   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        457,477
         8,077   COMPUTER SCIENCES CORPORATION+                                                                             399,569
        13,286   COMPUWARE CORPORATION+                                                                                     117,980
         6,046   CONVERGYS CORPORATION+                                                                                      99,517
        52,781   eBAY INCORPORATED+                                                                                       1,751,801
        14,622   ELECTRONIC ARTS INCORPORATED+                                                                              854,071
        23,772   ELECTRONIC DATA SYSTEMS CORPORATION                                                                        492,794
         6,120   EQUIFAX INCORPORATED                                                                                       222,523
         7,923   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        329,518
         7,642   FISERV INCORPORATED<<+                                                                                     424,055
        10,747   GOOGLE INCORPORATED CLASS A+                                                                             7,431,336
         9,005   IMS HEALTH INCORPORATED                                                                                    207,475
        21,882   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                             177,463
        15,445   INTUIT INCORPORATED+                                                                                       488,216
        24,214   JUNIPER NETWORKS INCORPORATED<<+                                                                           803,905
       373,506   MICROSOFT CORPORATION                                                                                   13,296,814
         5,938   MONSTER WORLDWIDE INCORPORATED+                                                                            192,391
        16,241   NOVELL INCORPORATED+                                                                                       111,576
        15,175   OMNICOM GROUP INCORPORATED                                                                                 721,268
       183,066   ORACLE CORPORATION+                                                                                      4,133,630
         7,477   ROBERT HALF INTERNATIONAL INCORPORATED                                                                     202,178
        38,465   SUN MICROSYSTEMS INCORPORATED+                                                                             697,370
        40,262   SYMANTEC CORPORATION<<+                                                                                    649,829
         9,188   TOTAL SYSTEM SERVICES INCORPORATED                                                                         257,264
        16,143   UNISYS CORPORATION<<+                                                                                       76,356
        10,257   VERISIGN INCORPORATED<<+                                                                                   385,766
        62,042   YAHOO! INCORPORATED+                                                                                     1,443,097

                                                                                                                         40,774,360
                                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS: 5.70%
        71,736   ABBOTT LABORATORIES                                                                                      4,027,976
         9,998   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      986,103
        50,491   AMGEN INCORPORATED+                                                                                      2,344,802
         4,943   AVERY DENNISON CORPORATION                                                                                 262,671
        19,918   AVON PRODUCTS INCORPORATED                                                                                 787,359
         5,002   BARR PHARMACEUTICALS INCORPORATED<<+                                                                       265,606
        13,619   BIOGEN IDEC INCORPORATED+                                                                                  775,193
        91,848   BRISTOL-MYERS SQUIBB COMPANY                                                                             2,435,809
         6,429   CLOROX COMPANY                                                                                             418,978
        23,664   COLGATE-PALMOLIVE COMPANY                                                                                1,844,845
        43,842   DOW CHEMICAL COMPANY                                                                                     1,728,252
        41,736   E.I. DU PONT DE NEMOURS & COMPANY                                                                        1,840,140
         3,761   EASTMAN CHEMICAL COMPANY                                                                                   229,759
         8,108   ECOLAB INCORPORATED                                                                                        415,211
        45,812   ELI LILLY & COMPANY                                                                                      2,445,903
         5,286   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                230,522
        14,477   FOREST LABORATORIES INCORPORATED+                                                                          527,687
         7,314   HOSPIRA INCORPORATED+                                                                                      311,869
         3,775   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            181,691
       132,851   JOHNSON & JOHNSON<<                                                                                      8,861,162
        11,347   KING PHARMACEUTICALS INCORPORATED+                                                                         116,193
        25,384   MONSANTO COMPANY                                                                                         2,835,139
        14,038   MYLAN LABORATORIES INCORPORATED<<+                                                                         197,374
       317,062   PFIZER INCORPORATED                                                                                      7,206,819
         7,601   PPG INDUSTRIES INCORPORATED                                                                                533,818
        14,665   PRAXAIR INCORPORATED                                                                                     1,300,932
       144,173   PROCTER & GAMBLE COMPANY                                                                                10,585,182
         5,817   ROHM & HAAS COMPANY<<                                                                                      308,708

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        75,192   SCHERING-PLOUGH CORPORATION                                                                        $     2,003,115
         6,036   SIGMA-ALDRICH CORPORATION                                                                                  329,566
        62,167   WYETH                                                                                                    2,747,160

                                                                                                                         59,085,544
                                                                                                                    ----------------
COAL MINING: 0.13%
         8,423   CONSOL ENERGY INCORPORATED                                                                                 602,413
        12,292   PEABODY ENERGY CORPORATION                                                                                 757,679

                                                                                                                          1,360,092
                                                                                                                    ----------------
COMMUNICATIONS: 2.52%
        18,789   AMERICAN TOWER CORPORATION CLASS A+                                                                        800,411
       281,546   AT&T INCORPORATED                                                                                       11,701,052
         5,124   CENTURYTEL INCORPORATED                                                                                    212,441
        15,216   CITIZENS COMMUNICATIONS COMPANY                                                                            193,700
        23,115   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                  797,930
       142,667   COMCAST CORPORATION CLASS A<<+                                                                           2,605,099
        33,327   DIRECTV GROUP INCORPORATED+                                                                                770,520
         7,093   EMBARQ CORPORATION                                                                                         351,316
         8,558   IAC/INTERACTIVECORP+                                                                                       230,381
        72,894   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                          510,987
       132,032   SPRINT NEXTEL CORPORATION                                                                                1,733,580
       134,178   VERIZON COMMUNICATIONS INCORPORATED                                                                      5,862,237
        22,150   WINDSTREAM CORPORATION                                                                                     288,398

                                                                                                                         26,058,052
                                                                                                                    ----------------
DEPOSITORY INSTITUTIONS: 4.49%
       206,041   BANK OF AMERICA CORPORATION                                                                              8,501,252
        52,861   BANK OF NEW YORK MELLON CORPORATION                                                                      2,577,502
        25,507   BB&T CORPORATION                                                                                           782,300
       231,759   CITIGROUP INCORPORATED<<                                                                                 6,822,985
         7,010   COMERICA INCORPORATED                                                                                      305,145
         9,044   COMMERCE BANCORP INCORPORATED                                                                              344,938
        24,727   FIFTH THIRD BANCORP                                                                                        621,390
         5,867   FIRST HORIZON NATIONAL CORPORATION<<                                                                       106,486
        24,159   HUDSON CITY BANCORP INCORPORATED                                                                           362,868
        16,986   HUNTINGTON BANCSHARES INCORPORATED                                                                         250,713
       155,937   JPMORGAN CHASE & COMPANY                                                                                 6,806,650
        18,047   KEYCORP                                                                                                    423,202
         3,469   M&T BANK CORPORATION                                                                                       282,966
        11,944   MARSHALL & ILSLEY CORPORATION<<                                                                            316,277
        29,414   NATIONAL CITY CORPORATION                                                                                  484,154
         8,883   NORTHERN TRUST CORPORATION                                                                                 680,260
        16,227   PNC FINANCIAL SERVICES GROUP                                                                             1,065,303
        32,269   REGIONS FINANCIAL CORPORATION                                                                              763,162
        16,731   SOVEREIGN BANCORP INCORPORATED                                                                             190,733
        17,928   STATE STREET CORPORATION                                                                                 1,455,754
        16,213   SUNTRUST BANKS INCORPORATED                                                                              1,013,150
        80,157   US BANCORP                                                                                               2,544,183
        91,705   WACHOVIA CORPORATION                                                                                     3,487,541
        40,328   WASHINGTON MUTUAL INCORPORATED<<                                                                           548,864
       156,649   WELLS FARGO & COMPANY**                                                                                  4,729,233
        34,860   WESTERN UNION COMPANY                                                                                      846,401
         5,015   ZIONS BANCORPORATION<<                                                                                     234,150

                                                                                                                         46,547,562
                                                                                                                    ----------------
E-COMMERCE/SERVICES: 0.13%
        14,262   AMAZON.COM INCORPORATED+                                                                                 1,321,232
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EATING & DRINKING PLACES: 0.43%
         6,587   DARDEN RESTAURANTS INCORPORATED                                                                    $       182,526
        54,907   MCDONALD'S CORPORATION                                                                                   3,234,571
         4,057   WENDY'S INTERNATIONAL INCORPORATED                                                                         104,833
        23,611   YUM! BRANDS INCORPORATED                                                                                   903,593

                                                                                                                          4,425,523
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.04%
         6,349   APOLLO GROUP INCORPORATED CLASS A<<+                                                                       445,382
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.30%
        31,069   AES CORPORATION+                                                                                           664,566
         7,717   ALLEGHENY ENERGY INCORPORATED                                                                              490,878
        13,441   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      148,120
         9,656   AMEREN CORPORATION                                                                                         523,452
        18,569   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               864,573
        14,913   CENTERPOINT ENERGY INCORPORATED<<                                                                          255,460
        10,449   CMS ENERGY CORPORATION                                                                                     181,604
        12,604   CONSOLIDATED EDISON INCORPORATED                                                                           615,705
         8,386   CONSTELLATION ENERGY GROUP INCORPORATED                                                                    859,817
        27,149   DOMINION RESOURCES INCORPORATED                                                                          1,288,220
         7,600   DTE ENERGY COMPANY                                                                                         334,096
        58,540   DUKE ENERGY CORPORATION                                                                                  1,180,752
        23,015   DYNEGY INCORPORATED CLASS A+                                                                               164,327
        15,125   EDISON INTERNATIONAL                                                                                       807,221
        32,518   EL PASO CORPORATION                                                                                        560,610
         9,023   ENTERGY CORPORATION                                                                                      1,078,429
        30,637   EXELON CORPORATION                                                                                       2,501,205
        14,151   FIRSTENERGY CORPORATION                                                                                  1,023,683
        18,897   FPL GROUP INCORPORATED                                                                                   1,278,760
         3,540   INTEGRYS ENERGY GROUP INCORPORATED                                                                         182,983
         2,094   NICOR INCORPORATED                                                                                          88,681
        12,727   NISOURCE INCORPORATED                                                                                      240,413
         9,297   PEPCO HOLDINGS INCORPORATED                                                                                272,681
        16,436   PG&E CORPORATION                                                                                           708,227
         4,660   PINNACLE WEST CAPITAL CORPORATION                                                                          197,631
        17,278   PPL CORPORATION                                                                                            900,011
        12,033   PROGRESS ENERGY INCORPORATED                                                                               582,758
        11,806   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             1,159,821
         8,019   QUESTAR CORPORATION                                                                                        433,828
        12,135   SEMPRA ENERGY                                                                                              750,914
        29,353   SPECTRA ENERGY CORPORATION<<                                                                               757,894
         9,780   TECO ENERGY INCORPORATED                                                                                   168,314
        35,257   THE SOUTHERN COMPANY                                                                                     1,366,209
        23,599   WASTE MANAGEMENT INCORPORATED                                                                              770,979
        19,494   XCEL ENERGY INCORPORATED                                                                                   439,980

                                                                                                                         23,842,802
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.21%
        28,023   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                     210,173
        15,592   ALTERA CORPORATION                                                                                         301,237
        14,082   ANALOG DEVICES INCORPORATED                                                                                446,399
        21,841   BROADCOM CORPORATION CLASS A+                                                                              570,924
         3,990   CIENA CORPORATION+                                                                                         136,099
       281,648   CISCO SYSTEMS INCORPORATED+                                                                              7,624,211
         8,359   COOPER INDUSTRIES LIMITED CLASS A                                                                          442,024
        36,545   EMERSON ELECTRIC COMPANY                                                                                 2,070,640
       469,163   GENERAL ELECTRIC COMPANY                                                                                17,391,872
         2,807   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               206,904
         9,659   JABIL CIRCUIT INCORPORATED                                                                                 147,493
        10,188   JDS UNIPHASE CORPORATION<<+                                                                                135,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         8,455   KLA-TENCOR CORPORATION                                                                             $       407,193
         5,838   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   618,478
        10,374   LINEAR TECHNOLOGY CORPORATION                                                                              330,204
        32,771   LSI LOGIC CORPORATION+                                                                                     174,014
        10,636   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                    941,180
         9,945   MICROCHIP TECHNOLOGY INCORPORATED                                                                          312,472
        35,300   MICRON TECHNOLOGY INCORPORATED<<+                                                                          255,925
         6,571   MOLEX INCORPORATED                                                                                         179,388
       106,045   MOTOROLA INCORPORATED                                                                                    1,700,962
        10,907   NATIONAL SEMICONDUCTOR CORPORATION                                                                         246,934
        15,978   NETWORK APPLIANCE INCORPORATED+                                                                            398,811
         5,391   NOVELLUS SYSTEMS INCORPORATED+                                                                             148,630
        25,791   NVIDIA CORPORATION+                                                                                        877,410
         6,354   QLOGIC CORPORATION+                                                                                         90,227
        75,971   QUALCOMM INCORPORATED                                                                                    2,989,459
         7,563   ROCKWELL COLLINS INCORPORATED<<                                                                            544,309
        20,387   TELLABS INCORPORATED+                                                                                      133,331
        64,909   TEXAS INSTRUMENTS INCORPORATED                                                                           2,167,961
        23,081   TYCO ELECTRONICS LIMITED                                                                                   856,998
         3,589   WHIRLPOOL CORPORATION<<                                                                                    292,979
        13,648   XILINX INCORPORATED                                                                                        298,482

                                                                                                                         43,648,823
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
         4,104   FLUOR CORPORATION                                                                                          598,035
         5,609   JACOBS ENGINEERING GROUP INCORPORATED<<+                                                                   536,276
         9,956   MOODY'S CORPORATION                                                                                        355,429
        15,482   PAYCHEX INCORPORATED                                                                                       560,758

                                                                                                                          2,050,498
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.18%
         4,665   BALL CORPORATION                                                                                           209,925
         7,091   FORTUNE BRANDS INCORPORATED                                                                                513,105
        19,191   ILLINOIS TOOL WORKS INCORPORATED                                                                         1,027,486
         2,674   SNAP-ON INCORPORATED                                                                                       128,994

                                                                                                                          1,879,510
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.02%
         7,122   JANUS CAPITAL GROUP INCORPORATED<<                                                                         233,958
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 2.23%
        34,067   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    1,783,067
        29,845   ARCHER DANIELS MIDLAND COMPANY                                                                           1,385,703
        10,328   CAMPBELL SOUP COMPANY                                                                                      369,019
        13,285   COCA-COLA ENTERPRISES INCORPORATED                                                                         345,809
        22,619   CONAGRA FOODS INCORPORATED                                                                                 538,106
         9,000   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 212,760
        15,674   GENERAL MILLS INCORPORATED                                                                                 893,418
        14,712   H.J. HEINZ COMPANY                                                                                         686,756
         5,368   HERCULES INCORPORATED                                                                                      103,871
        12,251   KELLOGG COMPANY                                                                                            642,320
        71,825   KRAFT FOODS INCORPORATED CLASS A                                                                         2,343,650
         5,930   MCCORMICK & COMPANY INCORPORATED                                                                           224,806
         6,344   MOLSON COORS BREWING COMPANY                                                                               327,477
         6,438   PEPSI BOTTLING GROUP INCORPORATED                                                                          254,043
        74,727   PEPSICO INCORPORATED                                                                                     5,671,779
        33,619   SARA LEE CORPORATION                                                                                       539,921
        92,263   THE COCA-COLA COMPANY                                                                                    5,662,180
         7,799   THE HERSHEY COMPANY                                                                                        307,281

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
        12,712   TYSON FOODS INCORPORATED CLASS A                                                                   $       194,875
        10,112   WM. WRIGLEY JR. COMPANY                                                                                    592,058

                                                                                                                         23,078,899
                                                                                                                    ---------------

FOOD STORES: 0.24%
        31,622   KROGER COMPANY                                                                                             844,624
        20,537   SAFEWAY INCORPORATED                                                                                       702,571
        33,907   STARBUCKS CORPORATION+                                                                                     694,076
         6,469   WHOLE FOODS MARKET INCORPORATED<<                                                                          263,935

                                                                                                                          2,505,206
                                                                                                                    ---------------
FORESTRY: 0.07%
         9,727   WEYERHAEUSER COMPANY                                                                                       717,269
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.08%
         7,897   LEGGETT & PLATT INCORPORATED                                                                               137,724
        17,120   MASCO CORPORATION                                                                                          369,963
        12,966   NEWELL RUBBERMAID INCORPORATED                                                                             335,560

                                                                                                                            843,247
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 0.89%
         4,197   BIG LOTS INCORPORATED<<+                                                                                    67,110
         6,521   FAMILY DOLLAR STORES INCORPORATED                                                                          125,399
        10,292   JCPENNEY COMPANY INCORPORATED                                                                              452,745
        20,100   MACY'S INCORPORATED                                                                                        519,987
         3,386   SEARS HOLDINGS CORPORATION<<+                                                                              345,541
        38,570   TARGET CORPORATION                                                                                       1,928,500
        20,287   TJX COMPANIES INCORPORATED                                                                                 582,846
       109,690   WAL-MART STORES INCORPORATED                                                                             5,213,566

                                                                                                                          9,235,694
                                                                                                                    ---------------
HEALTH SERVICES: 0.16%
        16,784   CARDINAL HEALTH INCORPORATED                                                                               969,276
         5,347   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                403,859
        22,009   TENET HEALTHCARE CORPORATION<<+                                                                            111,806
         4,810   WATSON PHARMACEUTICALS INCORPORATED<<+                                                                     130,543

                                                                                                                          1,615,484
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%
         4,437   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                        154,097
         3,655   AVALONBAY COMMUNITIES INCORPORATED                                                                         344,082
         5,536   BOSTON PROPERTIES INCORPORATED                                                                             508,260
         5,703   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                  218,368
        12,583   EQUITY RESIDENTIAL                                                                                         458,902
        11,318   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                   466,075
        24,251   HOST HOTELS & RESORTS INCORPORATED                                                                         413,237
        11,731   KIMCO REALTY CORPORATION                                                                                   427,008
         7,997   PLUM CREEK TIMBER COMPANY<<                                                                                368,182
        11,955   PROLOGIS<<                                                                                                 757,708
         5,780   PUBLIC STORAGE INCORPORATED<<                                                                              424,310
        10,352   SIMON PROPERTY GROUP INCORPORATED<<                                                                        899,175
         6,220   VORNADO REALTY TRUST<<                                                                                     547,049

                                                                                                                          5,986,453
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
        12,293   BED BATH & BEYOND INCORPORATED+                                                                    $       361,291
        16,291   BEST BUY COMPANY INCORPORATED                                                                              857,721
         7,825   CIRCUIT CITY STORES INCORPORATED                                                                            32,865

                                                                                                                          1,251,877
                                                                                                                    ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
        14,511   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                495,986
         9,244   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           407,013
         8,259   WYNDHAM WORLDWIDE CORPORATION                                                                              194,587

                                                                                                                          1,097,586
                                                                                                                    ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.80%
        33,110   3M COMPANY                                                                                               2,791,835
        40,645   APPLE INCORPORATED+                                                                                      8,050,962
        63,976   APPLIED MATERIALS INCORPORATED                                                                           1,136,214
        14,771   BAKER HUGHES INCORPORATED                                                                                1,197,928
         2,903   BLACK & DECKER CORPORATION<<                                                                               202,194
        29,523   CATERPILLAR INCORPORATED                                                                                 2,142,189
         4,741   CUMMINS INCORPORATED                                                                                       603,861
        20,600   DEERE & COMPANY                                                                                          1,918,272
       104,033   DELL INCORPORATED+                                                                                       2,549,849
         9,225   DOVER CORPORATION                                                                                          425,180
         6,801   EATON CORPORATION                                                                                          659,357
        97,406   EMC CORPORATION                                                                                          1,804,933
         7,383   GAMESTOP CORPORATION CLASS A+                                                                              458,558
       119,682   HEWLETT-PACKARD COMPANY                                                                                  6,041,547
        12,647   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     587,706
       271,436   INTEL CORPORATION                                                                                        7,236,484
        63,969   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,915,049
         4,397   LEXMARK INTERNATIONAL INCORPORATED+                                                                        153,279
         6,026   MANITOWOC COMPANY INCORPORATED                                                                             294,250
        16,557   NATIONAL OILWELL VARCO INCORPORATED+                                                                     1,216,277
         5,691   PALL CORPORATION                                                                                           229,461
         7,809   PARKER HANNIFIN CORPORATION<<                                                                              588,096
        10,068   PITNEY BOWES INCORPORATED                                                                                  382,987
        10,594   SANDISK CORPORATION+                                                                                       351,403
         9,299   SMITH INTERNATIONAL INCORPORATED                                                                           686,731
         3,815   STANLEY WORKS                                                                                              184,951
         8,402   TERADATA CORPORATION+                                                                                      230,299
         4,763   TEREX CORPORATION+                                                                                         312,310
         7,957   TRANE INCORPORATED                                                                                         371,671

                                                                                                                         49,723,833
                                                                                                                    ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.22%
        13,630   AON CORPORATION                                                                                            650,015
         7,865   HUMANA INCORPORATED+                                                                                       592,313
        24,147   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    639,171
        16,750   UNUMPROVIDENT CORPORATION                                                                                  398,483

                                                                                                                          2,279,982
                                                                                                                    ----------------
INSURANCE CARRIERS: 3.12%
        15,300   ACE LIMITED                                                                                                945,234
        23,230   AETNA INCORPORATED                                                                                       1,341,068
        22,645   AFLAC INCORPORATED                                                                                       1,418,256
        26,494   ALLSTATE CORPORATION                                                                                     1,383,782
         4,714   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                       121,480
       117,740   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                6,864,242
         4,433   ASSURANT INCORPORATED<<                                                                                    296,568

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
        17,816   CHUBB CORPORATION                                                                                  $       972,397
        12,959   CIGNA CORPORATION                                                                                          696,287
         7,706   CINCINNATI FINANCIAL CORPORATION                                                                           304,699
        20,363   GENWORTH FINANCIAL INCORPORATED                                                                            518,238
        14,569   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           1,270,271
         7,850   LEUCADIA NATIONAL CORPORATION                                                                              369,735
        12,497   LINCOLN NATIONAL CORPORATION                                                                               727,575
        20,406   LOEWS CORPORATION                                                                                        1,027,238
         5,829   MBIA INCORPORATED<<                                                                                        108,594
        34,380   METLIFE INCORPORATED                                                                                     2,118,496
         3,797   MGIC INVESTMENT CORPORATION<<                                                                               85,167
        12,144   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     835,993
        21,076   PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,960,911
         4,389   SAFECO CORPORATION                                                                                         244,380
        32,408   THE PROGRESSIVE CORPORATION<<                                                                              620,937
        29,940   THE TRAVELERS COMPANIES INCORPORATED                                                                     1,610,772
         4,279   TORCHMARK CORPORATION                                                                                      259,008
        59,986   UNITEDHEALTH GROUP INCORPORATED<<                                                                        3,491,185
        26,522   WELLPOINT INCORPORATED+                                                                                  2,326,775
         8,275   XL CAPITAL LIMITED CLASS A<<                                                                               416,315

                                                                                                                         32,335,603
                                                                                                                    ----------------
LEATHER & LEATHER PRODUCTS: 0.05%
        17,090   COACH INCORPORATED+                                                                                        522,612
                                                                                                                    ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
        17,944   AGILENT TECHNOLOGIES INCORPORATED+                                                                         659,263
         7,807   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               264,813
        11,322   BECTON DICKINSON & COMPANY                                                                                 946,293
        62,286   BOSTON SCIENTIFIC CORPORATION+                                                                             724,386
         4,730   C.R. BARD INCORPORATED                                                                                     448,404
        23,113   COVIDIEN LIMITED                                                                                         1,023,675
        11,752   DANAHER CORPORATION                                                                                      1,031,120
        13,368   EASTMAN KODAK COMPANY<<                                                                                    292,358
         2,533   MILLIPORE CORPORATION<<+                                                                                   185,365
         5,502   PERKINELMER INCORPORATED                                                                                   143,162
         7,280   QUEST DIAGNOSTICS INCORPORATED                                                                             385,112
        19,929   RAYTHEON COMPANY                                                                                         1,209,690
         6,927   ROCKWELL AUTOMATION INCORPORATED                                                                           477,686
         8,060   TERADYNE INCORPORATED+                                                                                      83,340
        19,587   THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                                 1,129,778
         4,662   WATERS CORPORATION+                                                                                        368,624

                                                                                                                          9,373,069
                                                                                                                    ----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.35%
        52,488   MEDTRONIC INCORPORATED                                                                                   2,638,572
        15,893   ST. JUDE MEDICAL INCORPORATED+                                                                             645,892
         5,808   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       302,945

                                                                                                                          3,587,409
                                                                                                                    ----------------
MEDICAL MANAGEMENT SERVICES: 0.24%
         7,190   COVENTRY HEALTH CARE INCORPORATED+                                                                         426,008
        11,700   EXPRESS SCRIPTS INCORPORATED+                                                                              854,100
        12,416   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     1,258,982

                                                                                                                          2,539,090
                                                                                                                    ----------------
MEDICAL PRODUCTS: 0.97%
        14,250   ALLERGAN INCORPORATED                                                                                      915,420
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEDICAL PRODUCTS (continued)
        29,435   BAXTER INTERNATIONAL INCORPORATED                                                                  $     1,708,702
       101,043   MERCK & COMPANY INCORPORATED                                                                             5,871,609
        11,052   STRYKER CORPORATION                                                                                        825,805
        10,896   ZIMMER HOLDINGS INCORPORATED+                                                                              720,770

                                                                                                                         10,042,306
                                                                                                                    ----------------
METAL MINING: 0.27%
        17,730   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      1,816,261
        20,976   NEWMONT MINING CORPORATION                                                                               1,024,258

                                                                                                                          2,840,519
                                                                                                                    ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
         5,022   VULCAN MATERIALS COMPANY                                                                                   397,190
                                                                                                                    ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.16%
         6,827   HASBRO INCORPORATED                                                                                        174,635
        17,030   MATTEL INCORPORATED                                                                                        324,251
         6,296   TIFFANY & COMPANY                                                                                          289,805
        22,970   TYCO INTERNATIONAL LIMITED                                                                                 910,761

                                                                                                                          1,699,452
                                                                                                                    ----------------
MISCELLANEOUS RETAIL: 0.68%
        20,151   COSTCO WHOLESALE CORPORATION                                                                             1,405,734
        68,562   CVS CAREMARK CORPORATION                                                                                 2,725,340
         2,651   DILLARD'S INCORPORATED CLASS A                                                                              49,786
        12,670   OFFICE DEPOT INCORPORATED+                                                                                 176,240
         3,500   OFFICEMAX INCORPORATED                                                                                      72,310
         6,085   RADIOSHACK CORPORATION<<                                                                                   102,593
        32,826   STAPLES INCORPORATED                                                                                       757,296
        46,034   WALGREEN COMPANY                                                                                         1,752,975

                                                                                                                          7,042,274
                                                                                                                    ----------------
MOTION PICTURES: 0.76%
       107,388   NEWS CORPORATION CLASS A                                                                                 2,200,380
       167,801   TIME WARNER INCORPORATED                                                                                 2,770,395
        88,366   WALT DISNEY COMPANY                                                                                      2,852,454

                                                                                                                          7,823,229
                                                                                                                    ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.46%
        14,357   FEDEX CORPORATION                                                                                        1,280,214
        48,783   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               3,449,934

                                                                                                                          4,730,148
                                                                                                                    ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.78%
         8,900   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                      293,344
        54,288   AMERICAN EXPRESS COMPANY                                                                                 2,824,062
        18,142   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        857,391
         8,803   CIT GROUP INCORPORATED                                                                                     211,536
        26,866   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                        240,182
        22,169   DISCOVER FINANCIAL SERVICES                                                                                334,309
        45,409   FANNIE MAE                                                                                               1,815,452
        30,711   FREDDIE MAC                                                                                              1,046,324
        23,944   SLM CORPORATION+                                                                                           482,232

                                                                                                                          8,104,832
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
OFFICE EQUIPMENT: 0.07%
        42,914   XEROX CORPORATION                                                                                   $      694,778
                                                                                                                     ---------------
OIL & GAS EXTRACTION: 2.32%
        21,649   ANADARKO PETROLEUM CORPORATION                                                                           1,422,123
        15,373   APACHE CORPORATION                                                                                       1,653,212
        13,593   BJ SERVICES COMPANY                                                                                        329,766
        21,086   CHESAPEAKE ENERGY CORPORATION                                                                              826,571
        20,656   DEVON ENERGY CORPORATION                                                                                 1,836,525
         6,725   ENSCO INTERNATIONAL INCORPORATED                                                                           400,945
        11,419   EOG RESOURCES INCORPORATED<<                                                                             1,019,146
        40,906   HALLIBURTON COMPANY                                                                                      1,550,746
        13,148   NABORS INDUSTRIES LIMITED<<+                                                                               360,124
        12,443   NOBLE CORPORATION                                                                                          703,154
         7,969   NOBLE ENERGY INCORPORATED                                                                                  633,695
        38,466   OCCIDENTAL PETROLEUM CORPORATION                                                                         2,961,497
         6,926   RANGE RESOURCES CORPORATION                                                                                355,719
         5,166   ROWAN COMPANIES INCORPORATED                                                                               203,850
        55,516   SCHLUMBERGER LIMITED                                                                                     5,461,109
        14,762   TRANSOCEAN INCORPORATED+                                                                                 2,113,180
        15,657   WEATHERFORD INTERNATIONAL LIMITED+                                                                       1,074,070
        22,448   XTO ENERGY INCORPORATED                                                                                  1,152,929

                                                                                                                         24,058,361
                                                                                                                     ---------------
PAPER & ALLIED PRODUCTS: 0.12%
         4,666   BEMIS COMPANY INCORPORATED                                                                                 127,755
        19,875   INTERNATIONAL PAPER COMPANY                                                                                643,553
         8,576   MEADWESTVACO CORPORATION                                                                                   268,429
         6,057   PACTIV CORPORATION+                                                                                        161,298

                                                                                                                          1,201,035
                                                                                                                     ---------------
PERSONAL SERVICES: 0.05%
         6,268   CINTAS CORPORATION                                                                                         210,730
        15,089   H & R BLOCK INCORPORATED                                                                                   280,203

                                                                                                                            490,933
                                                                                                                     ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.45%
         2,600   ASHLAND INCORPORATED                                                                                       123,318
        98,020   CHEVRON CORPORATION                                                                                      9,148,207
        74,256   CONOCOPHILLIPS<<                                                                                         6,556,805
       253,639   EXXON MOBIL CORPORATION<<                                                                               23,763,438
        12,901   HESS CORPORATION                                                                                         1,301,195
        32,973   MARATHON OIL CORPORATION                                                                                 2,006,737
         8,733   MURPHY OIL CORPORATION<<                                                                                   740,908
         5,458   SUNOCO INCORPORATED                                                                                        395,378
         6,359   TESORO PETROLEUM CORPORATION<<                                                                             303,324
        25,553   VALERO ENERGY CORPORATION                                                                                1,789,477

                                                                                                                         46,128,787
                                                                                                                     ---------------
PIPELINES: 0.10%
        27,553   THE WILLIAMS COMPANIES INCORPORATED                                                                        985,846
                                                                                                                     ---------------
PRIMARY METAL INDUSTRIES: 0.42%
        39,373   ALCOA INCORPORATED                                                                                       1,439,083
         4,747   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        410,141
        13,366   NUCOR CORPORATION                                                                                          791,535
         6,412   PRECISION CASTPARTS CORPORATION                                                                            889,344
         4,065   TITANIUM METALS CORPORATION<<                                                                              107,519

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
PRIMARY METAL INDUSTRIES (continued)
         5,483   UNITED STATES STEEL CORPORATION<<                                                                   $      662,950

                                                                                                                          4,300,572
                                                                                                                     ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.41%
        31,801   CBS CORPORATION CLASS B                                                                                    866,577
         4,159   E.W. SCRIPPS COMPANY CLASS A                                                                               187,197
        10,776   GANNETT COMPANY INCORPORATED                                                                               420,264
        15,273   MCGRAW-HILL COMPANIES INCORPORATED                                                                         669,110
         1,762   MEREDITH CORPORATION                                                                                        96,875
         6,678   NEW YORK TIMES COMPANY CLASS A<<                                                                           117,065
         9,962   RR DONNELLEY & SONS COMPANY                                                                                375,966
        30,464   VIACOM INCORPORATED CLASS B<<+                                                                           1,337,979
           269   WASHINGTON POST COMPANY CLASS B                                                                            212,895

                                                                                                                          4,283,928
                                                                                                                     ---------------
RAILROAD TRANSPORTATION: 0.43%
        13,835   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 1,151,487
        19,517   CSX CORPORATION                                                                                            858,358
        17,976   NORFOLK SOUTHERN CORPORATION                                                                               906,709
        12,191   UNION PACIFIC CORPORATION                                                                                1,531,433

                                                                                                                          4,447,987
                                                                                                                     ---------------
REAL ESTATE: 0.02%
         9,187   CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                             197,980
                                                                                                                     ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
         7,498   SEALED AIR CORPORATION                                                                                     173,504
        11,134   THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                      314,201

                                                                                                                            487,705
                                                                                                                     ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.76%
        10,765   AMERIPRISE FINANCIAL INCORPORATED                                                                          593,259
         5,360   BEAR STEARNS COMPANIES INCORPORATED<<                                                                      473,020
        43,485   CHARLES SCHWAB CORPORATION                                                                               1,111,042
         2,542   CME GROUP INCORPORATED                                                                                   1,743,812
        19,672   E*TRADE FINANCIAL CORPORATION<<+                                                                            69,836
         4,014   FEDERATED INVESTORS INCORPORATED CLASS B                                                                   165,216
         7,507   FRANKLIN RESOURCES INCORPORATED                                                                            859,026
        18,461   GOLDMAN SACHS GROUP INCORPORATED                                                                         3,970,038
         3,229   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    621,583
         6,233   LEGG MASON INCORPORATED                                                                                    455,944
        24,606   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                  1,610,217
        39,739   MERRILL LYNCH & COMPANY INCORPORATED                                                                     2,133,190
        49,265   MORGAN STANLEY                                                                                           2,616,464
        12,302   NYSE EURONEXT INCORPORATED                                                                               1,079,747
        12,258   T. ROWE PRICE GROUP INCORPORATED                                                                           746,267

                                                                                                                         18,248,661
                                                                                                                     ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
        73,155   CORNING INCORPORATED                                                                                     1,754,988
                                                                                                                     ---------------
TOBACCO PRODUCTS: 0.80%
        97,782   ALTRIA GROUP INCORPORATED                                                                                7,390,364
         7,942   REYNOLDS AMERICAN INCORPORATED<<                                                                           523,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
TOBACCO PRODUCTS (continued)
         7,272   UST INCORPORATED                                                                                    $      398,506

                                                                                                                          8,312,724
                                                                                                                     ---------------
TRANSPORTATION BY AIR: 0.04%
        34,076   SOUTHWEST AIRLINES COMPANY                                                                                 415,727
                                                                                                                     ---------------
TRANSPORTATION EQUIPMENT: 1.87%
        35,980   BOEING COMPANY                                                                                           3,146,811
         4,082   BRUNSWICK CORPORATION<<                                                                                     69,598
        97,962   FORD MOTOR COMPANY<<+                                                                                      659,284
        18,679   GENERAL DYNAMICS CORPORATION                                                                             1,662,244
        26,275   GENERAL MOTORS CORPORATION                                                                                 653,985
         7,794   GENUINE PARTS COMPANY                                                                                      360,862
         5,799   GOODRICH CORPORATION                                                                                       409,467
        11,209   HARLEY-DAVIDSON INCORPORATED                                                                               523,572
        34,667   HONEYWELL INTERNATIONAL INCORPORATED                                                                     2,134,447
         8,417   ITT CORPORATION                                                                                            555,859
        27,566   JOHNSON CONTROLS INCORPORATED                                                                              993,479
        16,110   LOCKHEED MARTIN CORPORATION                                                                              1,695,739
        15,707   NORTHROP GRUMMAN CORPORATION                                                                             1,235,198
        17,098   PACCAR INCORPORATED                                                                                        931,499
        11,571   TEXTRON INCORPORATED                                                                                       825,012
        45,889   UNITED TECHNOLOGIES CORPORATION                                                                          3,512,344

                                                                                                                         19,369,400
                                                                                                                     ---------------
TRANSPORTATION SERVICES: 0.08%
         7,880   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                       426,466
         9,893   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                        442,019

                                                                                                                            868,485
                                                                                                                     ---------------
TRAVEL & RECREATION: 0.12%
        20,277   CARNIVAL CORPORATION                                                                                       902,124
         9,641   EXPEDIA INCORPORATED+                                                                                      304,848

                                                                                                                          1,206,972
                                                                                                                     ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.39%
         7,797   AMERISOURCEBERGEN CORPORATION                                                                              349,851
         4,010   BROWN-FORMAN CORPORATION CLASS B                                                                           297,181
         6,109   DEAN FOODS COMPANY+                                                                                        157,979
        13,434   MCKESSON CORPORATION                                                                                       880,061
        17,827   NIKE INCORPORATED CLASS B                                                                                1,145,206
         9,814   SUPERVALU INCORPORATED                                                                                     368,221
        28,232   SYSCO CORPORATION                                                                                          881,121

                                                                                                                          4,079,620
                                                                                                                     ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.18%
        19,642   KIMBERLY-CLARK CORPORATION                                                                               1,361,976
         6,491   PATTERSON COMPANIES INCORPORATED<<+                                                                        220,369
         3,126   W.W. GRAINGER INCORPORATED                                                                                 273,625

                                                                                                                          1,855,970
                                                                                                                     ---------------

TOTAL COMMON STOCKS (COST $494,349,071)                                                                                 597,243,862
                                                                                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING: 45.55%

COLLATERAL INVESTED IN OTHER ASSETS: 45.55%
$     24,585   AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.33%        01/18/2008   $       24,589
   8,939,831   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.85         04/25/2008        8,927,136
  20,114,619   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $20,119,815)                                                4.65         01/02/2008       20,114,619
  11,174,788   BASF FINANCE EUROPE NV+/-++                                                 5.17         10/17/2008       11,162,496
  11,174,788   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
               REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $11,177,613)     4.55         01/02/2008       11,174,788
  22,349,576   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $22,355,288)                4.60         01/02/2008       22,349,576
   6,704,873   BNP PARIBAS+/-                                                              4.84         11/07/2008        6,693,341
  33,524,365   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $33,532,895)                                                4.58         01/02/2008       33,524,365
   6,704,873   CHARIOT FUNDING LLC++                                                       5.61         01/16/2008        6,692,603
   6,369,629   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             4.61         02/25/2008        5,732,666
  22,349,576   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $22,355,312)                                                4.62         01/02/2008       22,349,576
   5,028,655   CREDIT AGRICOLE SA+/-                                                       5.02         02/25/2008        5,026,799
  44,699,153   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $44,710,576)                                 4.60         01/02/2008       44,699,153
   5,587,394   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008        5,556,887
  22,349,576   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $22,355,263)                                                4.58         01/02/2008       22,349,576
   3,575,932   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               5.11         06/16/2008        3,575,932
   6,704,873   GOVCO LLC++                                                                 4.41         01/25/2008        6,685,362
   6,704,873   GOVCO LLC                                                                   5.30         01/03/2008        6,704,068
   1,117,479   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,117,763)                                                 4.57         01/02/2008        1,117,479
   7,822,352   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008        7,822,352
  44,699,153   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $44,710,626)                                                4.62         01/02/2008       44,699,153
   6,395,795   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,397,447)                                                 4.65         01/02/2008        6,395,795
   8,045,848   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008        8,044,480
  16,762,182   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008       16,775,592
     223,496   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   4.84         02/15/2008          223,388
     167,622   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.45         01/02/2008          167,622
   5,587,394   METLIFE GLOBAL FUNDING I+/-++                                               4.89         10/21/2008        5,578,510
   3,352,436   MORGAN STANLEY+/-                                                           4.57         04/07/2008        3,352,436
   3,436,247   MORGAN STANLEY+/-                                                           5.15         10/15/2008        3,436,247
  40,715,831   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $40,726,191)                                                4.58         01/02/2008       40,715,831
   5,587,394   NATEXIS BANQUES POPULAIRES+/-++                                             4.90         09/08/2008        5,587,394
   3,978,225   PREMIUM ASSET TRUST+/-++                                                    5.29         07/15/2008        3,977,946
  10,494,244   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008       10,494,244
   4,469,915   SLM CORPORATION+/-++                                                        5.23         05/12/2008        4,443,498
   8,939,831   STANFIELD VICTORIA FUNDING LLC+/-++(k)(a)(i)                                5.23         04/03/2008        8,852,310
   2,234,958   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008        2,230,287
   4,295,365   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008        4,295,279
  22,349,576   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   4.70         08/01/2008       22,349,576
   5,587,394   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008        5,582,477
  11,174,788   VERSAILLES CDS LLC++                                                        6.15         01/04/2008       11,171,771
   5,587,394   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          4.60         08/07/2008        5,587,394
   5,587,394   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          5.27         05/02/2008        5,587,394

                                                                                                                        471,831,987
                                                                                                                     ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $472,318,540)                                                             471,831,987
                                                                                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES: 39.19%

US TREASURY BILLS: 1.72%
$  1,675,000   US TREASURY BILL^#                                                          3.15%        05/08/2008   $    1,655,855
     395,000   US TREASURY BILL^#                                                          3.16         05/08/2008          390,485
     300,000   US TREASURY BILL^#                                                          3.20         05/08/2008          296,571
   1,635,000   US TREASURY BILL^#                                                          3.47         05/08/2008        1,616,312
     290,000   US TREASURY BILL^#                                                          3.69         05/08/2008          286,685
  13,525,000   US TREASURY BILL^#                                                          4.00         02/07/2008       13,484,926
      95,000   US TREASURY BILL^#                                                          4.17         02/07/2008           94,719

                                                                                                                         17,825,553
                                                                                                                     ---------------
US TREASURY BONDS: 37.47%
  70,512,000   US TREASURY BOND<<                                                          4.50         02/15/2036       70,870,060
  41,113,000   US TREASURY BOND<<                                                          4.75         02/15/2037       43,027,304
  40,685,000   US TREASURY BOND<<                                                          5.00         05/15/2037       44,343,477
  27,119,000   US TREASURY BOND<<                                                          5.25         11/15/2028       29,837,246
  28,465,000   US TREASURY BOND<<                                                          5.25         02/15/2029       31,313,720
  44,122,000   US TREASURY BOND<<                                                          5.38         02/15/2031       49,709,654
  29,001,000   US TREASURY BOND<<                                                          5.50         08/15/2028       32,839,108
  26,588,000   US TREASURY BOND<<                                                          6.13         08/15/2029       32,526,669
  43,037,000   US TREASURY BOND<<                                                          6.25         05/15/2030       53,708,842

                                                                                                                        388,176,080
                                                                                                                     ---------------

TOTAL US TREASURY SECURITIES (COST $394,069,228)                                                                        406,001,633
                                                                                                                     ---------------

SHARES
SHORT-TERM INVESTMENTS: 3.00%
  31,118,829   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++                                                               31,118,828
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,118,828)                                                                          31,118,828
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,391,855,667)*                                          145.40%                                              $1,506,196,310
OTHER ASSETS AND LIABILITIES, NET                               (45.40)                                                (470,300,364)
                                                                -------                                              ---------------

TOTAL NET ASSETS                                                100.00%                                              $1,035,895,946
                                                                -------                                              ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

%     LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,814,021

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
      BOARD OF TRUSTEES.
(i)   ILLIQUID SECURITY.
      ILLIQUID SECURITY.
(k) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,118,828.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.54%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $   10,153,408
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                         6,131,271
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                              755,099
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             10,238,426
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              10,262,498
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     30,748,395
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  34,126,018
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         4,632,907
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       4,623,801
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        4,619,343
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        4,617,290
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     3,073,039
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      21,556,371
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     238,445,727
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            4,103,769
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       3,344,912
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          395,164
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                            154,468,606
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  3,710,962
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         68,187,898

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $597,709,568)                                                   618,194,904
                                                                                                                     ---------------

PRINCIPAL                                                                      INTEREST RATE          MATURITY DATE
SHORT-TERM INVESTMENTS: 0.33%

US TREASURY BILLS: 0.33%
$    200,000   US TREASURY BILL^#                                                  3.10%                05/08/2008          197,714
     135,000   US TREASURY BILL^#                                                  3.12                 05/08/2008          133,457
      30,000   US TREASURY BILL^#                                                  3.41                 05/08/2008           29,657
   1,540,000   US TREASURY BILL^#                                                  3.99                 02/07/2008        1,535,437
     155,000   US TREASURY BILL^#                                                  4.17                 02/07/2008          154,541

                                                                                                                          2,050,806
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,049,292)                                                                            2,050,806
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $599,758,860)                                             99.87%                                               $  620,245,710

OTHER ASSETS AND LIABILITIES, NET                                0.13                                                       783,827
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $  621,029,537
                                                               ------                                                ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.84%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $   96,571,549
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        58,267,835
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                            7,240,007
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             97,293,391
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              97,486,238
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    292,115,790
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  63,543,996
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        43,623,615
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      43,571,405
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       43,566,750
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       43,337,096
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    29,202,828
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     204,551,745
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     443,786,416
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           38,989,412
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      31,718,173
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        3,859,119
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 35,271,796
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        126,951,777

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,570,923,416)                                               1,800,948,938
                                                                                                                     ---------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 1.00%

US TREASURY BILLS: 1.00%
$  2,355,000   US TREASURY BILL^#                                                          3.12%        05/08/2008        2,328,082
  15,910,000   US TREASURY BILL^#                                                          3.99         02/07/2008       15,862,896

                                                                                                                         18,190,978
                                                                                                                     ---------------

TOTAL US TREASURY SECURITIES (COST $18,176,561)                                                                          18,190,978
                                                                                                                     ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,589,099,977)                                           99.84%                                               $1,819,139,916

OTHER ASSETS AND LIABILITIES, NET                                0.16                                                     2,898,958
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $1,822,038,874
                                                               ------                                                ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                                VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.92%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                       17,745,918
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        10,718,328
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                            1,332,210
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             17,897,193
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              17,924,906
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     53,717,221
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  24,442,487
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         8,034,128
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       8,031,143
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        8,029,124
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        7,997,281
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     5,371,703
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      37,587,175
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     170,762,309
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            7,192,913
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       5,831,590
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          712,657
         N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                             80,965,837
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  6,468,795
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         48,832,586

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $489,663,881)                                                   539,595,504
                                                                                                                        ------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 0.65%

US TREASURY BILLS: 0.65%
$  2,735,000   US TREASURY BILL^#                                                              3.92%     02/07/2008       2,726,930
     270,000   US TREASURY BILL^#                                                              4.09      02/07/2008         269,200
     585,000   US TREASURY BILL^#                                                              3.16      05/08/2008         578,314

                                                                                                                          3,574,444
                                                                                                                      --------------

TOTAL US TREASURY SECURITIES (COST $3,571,724)                                                                            3,574,444
                                                                                                                      --------------


TOTAL INVESTMENTS IN SECURITIES
(COST $493,235,605)                                             99.57%                                                $ 543,169,948

OTHER ASSETS AND LIABILITIES, NET                                0.43                                                     2,328,036
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 545,497,984
                                                               ------                                                 --------------

*     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ALLOCATION FUNDS LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 1.53%
$  1,830,000   FHLMC<<                                                                     5.13%        08/23/2010    $   1,899,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $1,836,907)                                                                   1,899,000
                                                                                                                      --------------

AGENCY SECURITIES: 3.91%

FEDERAL FARM CREDIT BANK: 0.79%
     974,000   FEDERAL FARM CREDIT BANK<<                                                  4.13         07/17/2009          981,374
                                                                                                                      --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.49%
       1,333   FHLMC #170151                                                              10.50         01/01/2016            1,527
     484,328   FHLMC #1J1263+/-                                                            5.84         01/01/2036          491,218
       3,921   FHLMC #254325                                                              10.25         03/01/2015            4,115
      97,727   FHLMC #G11487                                                               8.00         03/01/2016          103,002

                                                                                                                            599,862
                                                                                                                      --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.63%
     495,000   FNMA<<                                                                      6.00         05/15/2011          531,187
     644,523   FNMA #699932                                                                5.50         04/01/2033          645,001
     499,687   FNMA #735613                                                                6.00         02/01/2035          509,675
   1,074,874   FNMA #863727<<+/-                                                           5.33         01/01/2036        1,091,192
     478,993   FNMA #892283+/-                                                             5.86         09/01/2036          485,346

                                                                                                                          3,262,401
                                                                                                                      --------------

TOTAL AGENCY SECURITIES (COST $4,776,786)                                                                                 4,843,637
                                                                                                                      --------------

ASSET BACKED SECURITIES: 2.79%
     487,890   BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2               5.30         03/18/2009          488,376
     405,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-             5.73         07/15/2010          405,151
     545,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                             5.10         07/15/2014          539,038
     842,794   COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                         4.50         10/01/2018          837,381
     150,625   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                 5.32         02/15/2034          143,371
      80,459   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-                5.33         12/15/2033           78,651
     530,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                   5.54         11/15/2012          530,000
     444,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-               5.02         09/15/2011          442,897

TOTAL ASSET BACKED SECURITIES (COST $3,486,459)                                                                           3,464,865
                                                                                                                      --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.38%
     351,081   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1             5.50         11/25/2020          353,824
     503,465   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-              5.24         12/25/2035          501,703
      48,416   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
               CLASS AA+/-                                                                 5.20         12/25/2034           47,109
     300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
               CLASS 2A2+/-                                                                5.15         05/15/2036          277,924
     522,997   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1               5.00         02/25/2020          508,672
     246,095   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-            4.93         11/25/2036          243,131
   1,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2005-C1 CLASS A3                                                     4.81         02/15/2038          985,068
     160,882   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-           5.32         07/25/2043          163,895
     179,056   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-           6.42         10/25/2043          179,683
     266,292   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                  9.50         11/25/2031          289,147
     238,360   FNMA SERIES 2003-W14 CLASS 2A+/-                                            6.36         01/25/2043          240,923
     407,575   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                                  6.41         11/25/2042          418,426
     385,590   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                                 6.55         06/25/2044          398,161
     559,713   GNMA SERIES 2004-53 CLASS KE                                                5.00         08/20/2032          559,728
     605,000   GNMA SERIES 2007-12 CLASS C+/-                                              5.28         04/16/2041          587,017
     374,389   GNMA SERIES 2007-34 CLASS A                                                 4.27         11/16/2026          371,533
     492,839   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-                  5.95         09/25/2036          483,024
     207,074   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                         4.90         04/25/2035          205,016

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$    227,992   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                        5.11%        06/25/2035    $     229,395
     316,512   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                         5.38         08/25/2035          313,535
     296,984   MULTI SECURITY ASSET TRUST SERIES 2005-RR4A CLASS A1++                      4.38         11/28/2035          267,286
      46,106   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                         5.35         12/25/2034           44,380
     235,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                     6.10         08/15/2039          242,007

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,021,330)                                                               7,910,587
                                                                                                                      --------------

SHARES
COMMON STOCKS: 56.41%

APPAREL & ACCESSORY STORES: 0.22%
       6,000   KOHL'S CORPORATION+                                                                                          274,800
                                                                                                                      --------------

BIOPHARMACEUTICALS: 0.41%
      11,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                   511,280
                                                                                                                      --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.41%
      22,200   LOWE'S COMPANIES INCORPORATED                                                                                502,164
                                                                                                                      --------------
BUSINESS SERVICES: 3.53%
       9,200   AUTOMATIC DATA PROCESSING INCORPORATED                                                                       409,676
      65,300   MICROSOFT CORPORATION                                                                                      2,324,680
      40,700   ORACLE CORPORATION+                                                                                          919,006
      44,500   SYMANTEC CORPORATION+                                                                                        718,230

                                                                                                                          4,371,592
                                                                                                                      --------------

CHEMICALS & ALLIED PRODUCTS: 6.65%
      16,700   ABBOTT LABORATORIES                                                                                          937,705
       9,900   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                        976,437
      29,000   BRISTOL-MYERS SQUIBB COMPANY                                                                                 769,080
      13,000   E.I. DU PONT DE NEMOURS & COMPANY                                                                            573,170
      18,700   JOHNSON & JOHNSON                                                                                          1,247,290
      28,900   PFIZER INCORPORATED                                                                                          656,897
      22,400   PROCTER & GAMBLE COMPANY                                                                                   1,644,608
      11,900   ROHM & HAAS COMPANY<<                                                                                        631,533
      18,400   WYETH                                                                                                        813,096

                                                                                                                          8,249,816
                                                                                                                      --------------

COMMUNICATIONS: 1.67%
      31,700   AT&T INCORPORATED                                                                                          1,317,452
      17,100   VERIZON COMMUNICATIONS INCORPORATED                                                                          747,099

                                                                                                                          2,064,551
                                                                                                                      --------------

DEPOSITORY INSTITUTIONS: 5.34%
      29,500   BANK OF AMERICA CORPORATION                                                                                1,217,170
      19,047   BANK OF NEW YORK MELLON CORPORATION                                                                          928,732
      27,900   CITIGROUP INCORPORATED                                                                                       821,376
      34,666   JPMORGAN CHASE & COMPANY                                                                                   1,513,171
       8,500   STATE STREET CORPORATION                                                                                     690,200
      27,300   US BANCORP                                                                                                   866,502
      15,500   WACHOVIA CORPORATION                                                                                         589,465

                                                                                                                          6,626,616
                                                                                                                      --------------

EATING & DRINKING PLACES: 0.69%
      14,600   MCDONALD'S CORPORATION                                                                                       860,086
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES: 2.11%
      15,200   DOMINION RESOURCES INCORPORATED                                                                        $     721,240
       8,600   EXELON CORPORATION                                                                                           702,104
      11,100   FPL GROUP INCORPORATED                                                                                       751,137
       4,500   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                 442,080

                                                                                                                          2,616,561
                                                                                                                      --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.14%
      48,300   CISCO SYSTEMS INCORPORATED+                                                                                1,307,481
      20,300   EMERSON ELECTRIC COMPANY                                                                                   1,150,198
      56,800   GENERAL ELECTRIC COMPANY                                                                                   2,105,576
      26,700   NOKIA OYJ ADR                                                                                              1,025,013
      23,600   TEXAS INSTRUMENTS INCORPORATED                                                                               788,240

                                                                                                                          6,376,508
                                                                                                                      --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.64%
      10,900   FORTUNE BRANDS INCORPORATED                                                                                  788,724
                                                                                                                      --------------

FOOD & KINDRED PRODUCTS: 1.68%
       8,065   KRAFT FOODS INCORPORATED CLASS A                                                                             263,161
      17,300   PEPSICO INCORPORATED                                                                                       1,313,070
       8,300   THE COCA-COLA COMPANY                                                                                        509,371

                                                                                                                          2,085,602
                                                                                                                      --------------
FOOD STORES: 0.41%
      15,000   SAFEWAY INCORPORATED                                                                                         513,150
                                                                                                                      --------------
GENERAL MERCHANDISE STORES: 0.77%
      19,100   TARGET CORPORATION                                                                                           955,000
                                                                                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.51%
       9,700   3M COMPANY                                                                                                   817,904
       5,800   CATERPILLAR INCORPORATED                                                                                     420,848
      33,300   HEWLETT-PACKARD COMPANY                                                                                    1,680,984
      51,800   INTEL CORPORATION                                                                                          1,380,988
      12,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                1,297,200

                                                                                                                          5,597,924
                                                                                                                      --------------

INSURANCE CARRIERS: 3.44%
      17,200   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  1,002,760
      16,800   METLIFE INCORPORATED                                                                                       1,035,216
      12,700   THE TRAVELERS COMPANIES INCORPORATED                                                                         683,260
      11,800   UNITEDHEALTH GROUP INCORPORATED<<                                                                            686,760
       9,700   WELLPOINT INCORPORATED+                                                                                      850,981

                                                                                                                          4,258,977
                                                                                                                      --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.98%
       5,500   BECTON DICKINSON & COMPANY                                                                                   459,690
      11,000   ROCKWELL AUTOMATION INCORPORATED                                                                             758,560

                                                                                                                          1,218,250
                                                                                                                      --------------

MEDICAL EQUIPMENT & SUPPLIES: 0.38%
       9,400   MEDTRONIC INCORPORATED                                                                                       472,538
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
MEDICAL PRODUCTS: 1.14%
      14,700   MERCK & COMPANY INCORPORATED                                                                           $     854,217
       8,500   ZIMMER HOLDINGS INCORPORATED+                                                                                562,275

                                                                                                                          1,416,492
                                                                                                                      --------------

MISCELLANEOUS RETAIL: 1.15%
       8,500   COSTCO WHOLESALE CORPORATION                                                                                 592,960
      21,000   CVS CAREMARK CORPORATION                                                                                     834,750

                                                                                                                          1,427,710
                                                                                                                      --------------

MOTION PICTURES: 1.24%
      44,500   TIME WARNER INCORPORATED                                                                                     734,695
      24,700   WALT DISNEY COMPANY                                                                                          797,316

                                                                                                                          1,532,011
                                                                                                                      --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.43%
       7,600   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                   537,472
                                                                                                                      --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.60%
      14,300   AMERICAN EXPRESS COMPANY                                                                                     743,886
                                                                                                                      --------------

OIL & GAS EXTRACTION: 1.62%
      26,400   HALLIBURTON COMPANY                                                                                        1,000,824
      10,200   SCHLUMBERGER LIMITED<<                                                                                     1,003,374

                                                                                                                          2,004,198
                                                                                                                      --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.07%
      15,000   CHEVRON CORPORATION                                                                                        1,399,950
      13,100   CONOCOPHILLIPS                                                                                             1,156,730
      30,500   EXXON MOBIL CORPORATION                                                                                    2,857,545
      14,400   MARATHON OIL CORPORATION                                                                                     876,384

                                                                                                                          6,290,609
                                                                                                                      --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
       4,400   GOLDMAN SACHS GROUP INCORPORATED                                                                             946,220
       6,600   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                      431,904
       6,700   MERRILL LYNCH & COMPANY INCORPORATED                                                                         359,656
      11,900   MORGAN STANLEY                                                                                               632,009

                                                                                                                          2,369,789
                                                                                                                      --------------

TOBACCO PRODUCTS: 0.70%
      11,400   ALTRIA GROUP INCORPORATED                                                                                    861,612
                                                                                                                      --------------

TRANSPORTATION EQUIPMENT: 2.84%
       7,300   GENERAL DYNAMICS CORPORATION                                                                                 649,627
       3,500   HARLEY-DAVIDSON INCORPORATED                                                                                 163,485
      20,500   HONEYWELL INTERNATIONAL INCORPORATED                                                                       1,262,185
      18,900   UNITED TECHNOLOGIES CORPORATION                                                                            1,446,606

                                                                                                                          3,521,903
                                                                                                                      --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.73%
       7,900   NIKE INCORPORATED CLASS B                                                                                    507,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
      12,800   SYSCO CORPORATION                                                                                      $     399,488

                                                                                                                            906,984
                                                                                                                      --------------

TOTAL COMMON STOCKS (COST $55,874,252)                                                                                   69,956,805
                                                                                                                      --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
CORPORATE BONDS & NOTES: 10.98%

AGRICULTURAL PRODUCTION CROPS: 0.22%
$    275,000   BUNGE LIMITED FINANCE CORPORATION                                           4.38%        12/15/2008          273,184
                                                                                                                      --------------

CHEMICALS & ALLIED PRODUCTS: 0.20%
     250,000   ABBOTT LABORATORIES<<                                                       5.15         11/30/2012          255,512
                                                                                                                      --------------

COMMUNICATIONS: 1.44%
     265,000   BRITISH TELECOMMUNICATIONS PLC                                              8.63         12/15/2010          290,797
     260,000   COMCAST CORPORATION                                                         5.88         02/15/2018          259,217
      45,000   TELECOM ITALIA CAPITAL SA                                                   5.25         11/15/2013           44,475
     135,000   TIME WARNER CABLE INCORPORATED                                              5.85         05/01/2017          135,333
     235,000   VALOR TELECOMMUNICATIONS ENTERPRISES<<                                      7.75         02/15/2015          248,115
     235,000   VERIZON (FLORIDA) INCORPORATED SERIES F                                     6.13         01/15/2013          242,580
     275,000   VERIZON (VIRGINIA) INCORPORATED SERIES A                                    4.63         03/15/2013          265,626
     280,000   VODAFONE GROUP PLC                                                          7.75         02/15/2010          295,369

                                                                                                                          1,781,512
                                                                                                                      --------------

DEPOSITORY INSTITUTIONS: 1.88%
     200,000   CITIGROUP INCORPORATED                                                      6.00         08/15/2017          204,048
     545,000   JPMORGAN CHASE & COMPANY<<                                                  5.13         09/15/2014          534,198
     300,000   JPMORGAN CHASE & COMPANY                                                    6.63         03/15/2012          316,343
     250,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-++                                  3.85         04/01/2013          249,377
     265,000   TIAA GLOBAL MARKETS INCORPORATED++                                          5.13         10/10/2012          270,105
     510,000   WACHOVIA CORPORATION<<                                                      5.75         06/15/2017          506,882
     290,000   WASHINGTON MUTUAL BANK                                                      5.13         01/15/2015          245,633

                                                                                                                          2,326,586
                                                                                                                      --------------

EATING & DRINKING PLACES: 0.23%
     255,000   YUM! BRANDS INCORPORATED                                                    8.88         04/15/2011          281,272
                                                                                                                      --------------

ELECTRIC, GAS & SANITARY SERVICES: 0.99%
     190,000   CAROLINA POWER & LIGHT COMPANY                                              6.50         07/15/2012          202,222
     260,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2<<                         5.70         03/15/2013          262,486
     280,000   FLORIDA POWER & LIGHT COMPANY                                               4.85         02/01/2013          280,564
     220,000   MIDAMERICAN ENERGY HOLDINGS                                                 5.88         10/01/2012          228,027
     250,000   PSI ENERGY INCORPORATED                                                     6.05         06/15/2016          256,061

                                                                                                                          1,229,360
                                                                                                                      --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.51%
     220,000   CISCO SYSTEMS INCORPORATED<<                                                5.50         02/22/2016          223,733
     390,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                           5.65         06/09/2014          405,563

                                                                                                                            629,296
                                                                                                                      --------------

FOOD & KINDRED PRODUCTS: 0.38%
     200,000   HJ HEINZ COMPANY++                                                          6.43         12/01/2008          203,610
     265,000   MILLER BREWING CORPORATION++                                                5.50         08/15/2013          268,524

                                                                                                                            472,134
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
FOOD STORES: 0.34%
$    170,000   KROGER COMPANY                                                              6.75%        04/15/2012    $     180,447
     235,000   SAFEWAY INCORPORATED                                                        5.63         08/15/2014          240,011

                                                                                                                            420,458
                                                                                                                      --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.36%
     210,000   ERP OPERATING LP                                                            5.13         03/15/2016          195,384
     250,000   GENWORCH GLOBAL FUNDING TRUSTS SERIES MTN                                   5.20         10/08/2010          253,589

                                                                                                                            448,973
                                                                                                                      --------------

INSURANCE CARRIERS: 0.54%
     250,000   ING (USA) GLOBAL FUNDING TRUST                                              4.50         10/01/2010          250,400
     245,000   UNITEDHEALTH GROUP INCORPORATED++                                           6.00         11/15/2017          248,257
     175,000   WILLIS NORTH AMERICA INCORPORATED                                           6.20         03/28/2017          174,615

                                                                                                                            673,272
                                                                                                                      --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.67%
     180,000   BAXTER INTERNATIONAL INCORPORATED                                           5.90         09/01/2016          187,027
     180,000   DANAHER CORPORATION                                                         5.63         01/15/2018          182,248
     285,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                6.13         07/01/2015          283,100
     170,000   XEROX CORPORATION                                                           6.88         08/15/2011          177,842

                                                                                                                            830,217
                                                                                                                      --------------
MISCELLANEOUS RETAIL: 0.13%
     160,000   CVS CAREMARK CORPORATION                                                    5.75         06/01/2017          161,030
                                                                                                                      --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.17%
     185,000   GOODRICH CORPORATION                                                        7.63         12/15/2012          207,334
                                                                                                                      --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.80%
     255,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                           5.63         09/15/2017          261,624
     370,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                     6.88         09/15/2011          316,533
     405,000   HSBC FINANCE CORPORATION                                                    5.90         06/19/2012          411,418

                                                                                                                            989,575
                                                                                                                      --------------

OIL & GAS EXTRACTION: 0.59%
     255,000   HALLIBURTON COMPANY                                                         5.50         10/15/2010          262,128
     245,000   PEMEX PROJECT FUNDING MASTER TRUST++                                        5.75         03/01/2018          244,388
     225,000   XTO ENERGY INCORPORATED                                                     5.30         06/30/2015          223,985

                                                                                                                            730,501
                                                                                                                      --------------
PIPELINES: 0.19%
     230,000   PLAINS ALL AMERICAN PIPELINE LP                                             6.13         01/15/2017          233,095
                                                                                                                      --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.34%
     240,000   AVALONBAY COMMUNITIES SERIES MTN                                            6.63         09/15/2011          250,667
     175,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.65         06/01/2014          177,836

                                                                                                                            428,503
                                                                                                                      --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.84%
     295,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.13         01/15/2015          289,793
     735,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                            6.00         07/19/2012          748,402

                                                                                                                          1,038,195
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT: 0.16%
$    190,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                      7.75%        01/18/2011    $     204,163
                                                                                                                      --------------

TOTAL CORPORATE BONDS & NOTES (COST $13,519,087)                                                                         13,614,172
                                                                                                                      --------------

FOREIGN CORPORATE BONDS: 1.31%
     240,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   8.00         06/15/2010          256,222
     280,000   DIAGEO CAPITAL PLC                                                          4.38         05/03/2010          279,233
     285,000   ENCANA CORPORATION                                                          4.60         08/15/2009          284,457
     280,000   TELECOM ITALIA CAPITAL                                                      4.95         09/30/2014          269,663
     265,000   TELEFONICA EMISIONES SAU                                                    5.98         06/20/2011          272,602
     255,000   THOMSON CORPORATION                                                         5.70         10/01/2014          256,050

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,609,722)                                                                          1,618,227
                                                                                                                      --------------

FOREIGN GOVERNMENT BONDS: 0.17%
      40,000   UNITED MEXICAN STATES                                                       5.63         01/15/2017           40,547
     160,000   UNITED MEXICAN STATES                                                       7.50         01/14/2012          175,680

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $211,645)                                                                             216,227
                                                                                                                      --------------

US TREASURY SECURITIES: 11.12%

US TREASURY BILLS: 0.02%
      20,000   US TREASURY BILL^#                                                          3.86         01/24/2008           19,966
                                                                                                                      --------------

US TREASURY BONDS: 0.79%
     725,000   US TREASURY BOND<<                                                          8.75         05/15/2017          986,340
                                                                                                                      --------------

US TREASURY NOTES: 10.31%
   3,270,000   US TREASURY NOTE<<                                                          3.88         10/31/2012        3,334,121
   6,426,000   US TREASURY NOTE<<                                                          4.25         10/15/2010        6,631,330
   2,465,000   US TREASURY NOTE<<                                                          4.25         11/15/2017        2,507,945
     310,000   US TREASURY NOTE<<                                                          4.50         02/15/2009          314,666

                                                                                                                         12,788,062
                                                                                                                      --------------

TOTAL US TREASURY SECURITIES (COST $13,470,751)                                                                          13,794,368
                                                                                                                      --------------

COLLATERAL FOR SECURITIES LENDING: 19.72%

COLLATERAL INVESTED IN OTHER ASSETS: 19.72%
       1,274   AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.33         01/18/2008            1,274
     463,286   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.85         04/25/2008          462,628
   1,042,393   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,042,662)                                                           4.65         01/02/2008        1,042,393
     579,107   BASF FINANCE EUROPE NV+/-++                                                 5.17         10/17/2008          578,470
     579,107   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $579,253)                   4.55         01/02/2008          579,107
   1,158,214   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $1,158,510)                             4.60         01/02/2008        1,158,214
     347,464   BNP PARIBAS+/-                                                              4.84         11/07/2008          346,867
   1,737,321   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,737,763)                                                 4.58         01/02/2008        1,737,321
     347,464   CHARIOT FUNDING LLC++                                                       5.61         01/16/2008          346,828
     330,091   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             4.61         02/25/2008          297,082
   1,158,214   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,158,511)                                                           4.62         01/02/2008        1,158,214
     260,598   CREDIT AGRICOLE SA+/-                                                       5.02         02/25/2008          260,502
   2,316,428   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,317,023)                                  4.60         01/02/2008        2,316,428
     289,554   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008          287,973

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,158,214   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,158,509)                                                 4.58%        01/02/2008    $   1,158,214
     185,314   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               5.11         06/16/2008          185,314
     347,464   GOVCO LLC++                                                                 4.41         01/25/2008          346,453
     347,464   GOVCO LLC                                                                   5.30         01/03/2008          347,423
      57,911   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $57,926)                                                    4.57         01/02/2008           57,911
     405,375   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008          405,375
   2,316,428   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,317,023)                                                 4.62         01/02/2008        2,316,428
     331,447   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $331,533)                                                   4.65         01/02/2008          331,447
     416,957   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008          416,886
     868,661   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008          869,356
      11,582   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   4.84         02/15/2008           11,577
       8,687   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.45         01/02/2008            8,687
     289,554   METLIFE GLOBAL FUNDING I+/-++                                               4.89         10/21/2008          289,093
     173,732   MORGAN STANLEY+/-                                                           4.57         04/07/2008          173,732
     178,075   MORGAN STANLEY+/-                                                           5.15         10/15/2008          178,075
   2,110,002   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,110,539)                                                 4.58         01/02/2008        2,110,002
     289,554   NATEXIS BANQUES POPULAIRES+/-++                                             4.90         09/08/2008          289,554
     206,162   PREMIUM ASSET TRUST+/-++                                                    5.29         07/15/2008          206,148
     543,839   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008          543,839
     231,643   SLM CORPORATION+/-++                                                        5.23         05/12/2008          230,274
     463,286   STANFIELD VICTORIA FUNDING LLC+/-++(k)(a)(i)                                5.23         04/03/2008          458,750
     115,821   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008          115,579
     222,597   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008          222,593
   1,158,214   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   4.70         08/01/2008        1,158,214
     289,554   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008          289,299
     579,107   VERSAILLES CDS LLC++                                                        6.15         01/04/2008          578,949
     289,554   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          4.60         08/07/2008          289,554
     289,554   VICTORIA FINANCE LLC+/-++(k)(a)(i)                                          5.27         05/02/2008          289,554

                                                                                                                         24,451,581
                                                                                                                      --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,476,846)                                                               24,451,581
                                                                                                                      --------------

SHARES
SHORT-TERM INVESTMENTS: 5.12%
   6,343,104   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               6,343,104
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,343,104)                                                                            6,343,104
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,626,889)*                                        119.44%                                                   $ 148,112,573

OTHER ASSETS AND LIABILITIES, NET                           (19.44)                                                     (24,102,276)
                                                            ------                                                    --------------

TOTAL NET ASSETS                                            100.00%                                                   $ 124,010,297
                                                            ------                                                    --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+     NON-INCOME EARNING SECURITIES.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

(k) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,343,104.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ALLOCATION FUNDS NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $  876,462,579

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $860,737,924)                                                   876,462,579
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $860,737,924)                                             99.94%                                               $  876,462,579

OTHER ASSETS AND LIABILITIES, NET                                0.06                                                       516,341
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $  876,978,920
                                                               ------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
         N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $   97,652,763
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        59,072,477
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                            7,112,000
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             98,279,015
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              98,399,653
         N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    295,093,938
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        44,020,611
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      44,251,946
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       43,961,035
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       43,498,010
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    29,594,818
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     206,490,751
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           38,736,284
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      31,348,038
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        3,577,017
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 34,512,812

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $890,093,934)                                                 1,175,601,168
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $890,093,934)                                             99.99%                                               $1,175,601,168

OTHER ASSETS AND LIABILITIES, NET                                0.01                                                       124,935
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $1,175,726,103
                                                               ------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.84%
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        $  44,826,712
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          225,856,659
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     181,633,968
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       22,397,326
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                204,583,773

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $661,728,806)                                                   679,298,438
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $661,728,806)                                             99.84%                                                $ 679,298,438

OTHER ASSETS AND LIABILITIES, NET                                0.16                                                     1,115,165
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 680,413,603
                                                               ------                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 91.57%
         N/A   EMERGING GROWTH PORTFOLIO                                                                             $    7,520,682

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $7,096,144)                                                       7,520,682
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,096,144)                                               91.57%                                               $    7,520,682

OTHER ASSETS AND LIABILITIES, NET                                8.43                                                       692,127
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $    8,212,809
                                                               ------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.19%
         N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          $ 308,088,606

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $488,914,230)                                                   308,088,606
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $488,914,230)                                            100.19%                                                $ 308,088,606

OTHER ASSETS AND LIABILITIES, NET                               (0.19)                                                     (582,015)
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 307,506,591
                                                               ------                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.68%
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           $ 168,184,607

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $157,282,050)                                                   168,184,607
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $157,282,050)                                             99.68%                                                $ 168,184,607

OTHER ASSETS AND LIABILITIES, NET                                0.32                                                       533,170
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 168,717,777
                                                               ------                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
         N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    $   24,603,248
         N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                           10,805,133
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        37,849,791
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      37,767,897
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       37,822,239
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       37,832,894
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     148,193,842
         N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           57,035,231
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      46,583,806
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        5,602,120
         N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 51,843,228

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $378,105,926)                                                   495,939,429
                                                                                                                     ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $378,105,926)                                            100.05%                                               $  495,939,429

OTHER ASSETS AND LIABILITIES, NET                               (0.05)                                                     (248,876)
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $  495,690,553
                                                               ------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.66%
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    $ 292,332,764

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $287,421,919)                                                   292,332,764
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $287,421,919)                                             99.66%                                                $ 292,332,764

OTHER ASSETS AND LIABILITIES, NET                                0.34                                                       988,319
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 293,321,083
                                                               ------                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
         N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 $ 100,975,176

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $85,551,356)                                                    100,975,176
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $85,551,356)                                              99.94%                                                $ 100,975,176

OTHER ASSETS AND LIABILITIES, NET                                0.06                                                        60,079
                                                               ------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $ 101,035,255
                                                               ------                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.62%
         N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  $1,856,873,863

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,481,579,660)                                               1,856,873,863
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,481,579,660)                                           99.62%                                               $1,856,873,863

OTHER ASSETS AND LIABILITIES, NET                                0.38                                                     7,090,348
                                                               ------                                                ---------------

TOTAL NET ASSETS                                               100.00%                                               $1,863,964,211
                                                               ------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               $   435,873,414

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $461,311,558)                                                   435,873,414
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $461,311,558)                                           100.01%                                               $   435,873,414

OTHER ASSETS AND LIABILITIES, NET                              (0.01)                                                       (44,183)
                                                              ------                                                ----------------

TOTAL NET ASSETS                                              100.00%                                               $   435,829,231
                                                              ------                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                $   331,343,546

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $376,713,103)                                                   331,343,546
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $376,713,103)                                            99.97%                                               $   331,343,546

OTHER ASSETS AND LIABILITIES, NET                               0.03                                                         86,768
                                                              ------                                                ----------------

TOTAL NET ASSETS                                              100.00%                                               $   331,430,314
                                                              ------                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 101.88%
           N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          $       398,554

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $426,619)                                                           398,554
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $426,619)                                               101.88%                                               $       398,554

OTHER ASSETS AND LIABILITIES, NET                              (1.88)                                                        (7,362)
                                                              ------                                                ----------------

TOTAL NET ASSETS                                              100.00%                                               $       391,192
                                                              ------                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                        PORTFOLIO OF INVESTMENTS - December 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE

INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.85%
           N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                          $      1,959,842,191

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,350,806,560)                                               1,959,842,191
                                                                                                               --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,350,806,560)                                     99.85%                                               $      1,959,842,191

OTHER ASSETS AND LIABILITIES, NET                          0.15                                                           2,862,192
                                                        -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $      1,962,704,383
                                                        -------                                                --------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.
security transactions and income recognition

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Strategic Small Cap Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and



         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 20, 2008

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Strategic Small Cap Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 20, 2008

/s/Stephen W. Leonhardt


Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                        Wells Fargo Funds Trust


                                                        By:
                                                        /s/ Karla M. Rabusch


                                                        Karla M. Rabusch
                                                        President




Date:  February 20, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                        Wells Fargo Funds Trust



                                                        By:
                                                        /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President



                                                        By:
                                                        /s/Stephen W. Leonhardt

                                                        Stephen W. Leonhardt
                                                        Treasurer

Date: February 20, 2008